            As filed with the Securities and Exchange Commission on July 16, 2001

                                        Securities Act of 1933 File No. 333-20637
                                 Investment Company Act of 1940 File No. 811-8035

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                          Pre-Effective Amendment No.         [   ]

                         Post-Effective Amendment No.   10    [ X ]

                                      and

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                                        Amendment No.   13    [ X ]

                            AFBA 5 STAR FUND, INC.
              (Exact Name of Registrant as Specified in Charter)

                                 c/o PFPC Inc.
                             400 Bellevue Parkway
                             Wilmington, DE  19809
                    (Address of Principal Executive Offices)

                                (800) 243-9865
                        (Registrant's Telephone Number)

                         Mr. John A. Johnson, President
                                  c/o PFPC Inc.
                              400 Bellevue Parkway
                              Wilmington, DE  19809
                   (Name and Address of Agent for Service)

                                  Copies to:

                          Michael P. O'Hare, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                        Philadelphia, PA  19103-7098

It is proposed that this filing will become effective:

    [   ] immediately upon filing pursuant to Paragraph (b) of Rule 485;
    [   ] on (date) pursuant to Paragraph (b) of Rule 485;
    [ X ] 60 days after filing pursuant to Paragraph (a)(1) of Rule 485;
    [   ] on (date) pursuant to Paragraph (a)(1) of Rule 485;
    [   ] 75 days after filing pursuant to Paragraph (a)(2) of Rule 485; or
    [   ] on (date) pursuant to Paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus dated _____, 2001

AFBA 5Star FundSM

Science & Technology Fund

Class A Shares
Class B Shares
Class C Shares

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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Prospectus dated _____, 2001

AFBA 5Star Fund, Inc.

MANAGER:

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

SUB-ADVISER:
KORNITZER CAPITAL MANAGEMENT, INC.

DISTRIBUTED BY:
PFPC DISTRIBUTORS, INC.

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                                                                                                                                                                     Page

Information About the Funds

Investment Objectives and Principal Investment Strategies 2

Principal Risk Factors 2

Past Performance 3

Fees and Expenses 3

Manager and Sub-Adviser  4

Financial Highlights 4

Information About Investing

Selecting the Correct Class of Shares  5

How to Purchase Shares 7

How to Redeem Shares 8

Shareholder Services     8

How Share Price is Determined    8

Distributions and Taxes    9

Additional Policies About Transactions   1

Distribution and Service Arrangements  11

Conducting Business with AFBA 5Star Fund, Inc.  12

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Investment Objectives and Principal Investment Strategies

The investment objectives and the manner in which the AFBA 5Star Funds will pursue their objectives are as follows:

  AFBA 5Star Science & Technology Fund - seeks long-term capital growth.  To pursue its investment objective, the Fund invests at least 80% of its total assets in common stocks and other equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science & technology.

The Fund's principal investment strategies used are described below:

  AFBA 5Star Science & Technology Fund - The Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research.  Holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the science & technology industries.  The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development.  Some of the industries likely to be represented in the Fund's portfolio are:
  Electronics, including hardware, software and components;
  Communications;
  E-commerce;
  Information services;
  Media
  Life sciences and healthcare;
  Environmental services;
  Chemicals and synthetic materials; and
  Defense and aerospace.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

Temporary Investments - The Funds intend to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality short-term debt obligations or other defensive investments for temporary investment purposes. During these times, a Fund may not achieve its investment objectives and, instead, will focus on preserving your investment.

The objectives and policies described above determine how the Funds are managed and may only be changed with the approval of the correspondingFund's shareholders.

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Principal Risk Factors

Sector Concentration Risks - Since the Fund is focused on science & technology related industries, it is more concentrated than stock funds investment in a broader range of industries.  Companies in the rapidly changing fields of science & technology often face unusually high price volatility, both in terms of gains and losses.  The potential for wide variation in performance is based on the special risks common to such companies.  For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly.  Earnings disappointments can result in sharp price declines.  In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies.  The level of risk will rise to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.  The Fund is therefore likely to be more volatile than a fund that is exposed to a greater variety of industries.

Market Risks -- Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds are normally invested in equity securities, the value of these Funds will go up and down. For example, with any mutual fund, there is a risk that you could lose money by investing in the Funds.

The Fund's success depends largely on the adviser's ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in "favor."

Small Company Risks - The Fund may invest a significant amount of its assets in small companies.  Generally, smaller and less seasoned companies have more potential for rapid growth.  However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of smaller companies are more volatile than the securities of larger, more established companies.  Thus an investment in the Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time.  The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

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Past Performance

The Fund is new and therefore, there is no past performance information.  The Fund's performance will vary from year to year.  Past performance does not necessarily indicate how a fund will perform in the future.  As a shareholder, you may lose or make money on your investment.

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Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  There are different share classes to allow you to maximize your potential return depending on your and your financial adviser's current expectations for your investment in a Fund.

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AFBA 5Star Science & Technology Fund

Shareholder Fees (fees paid directly from your investment)

Class A

Class B (a)

Class C

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	5.50% (b)	None	None
Maximum Deferred Sales Charge	None (c)	4.75% (d)	1.00% (e)
Maximum Sales Charge Imposed on Reinvested Dividends	None	None	None
Redemption Fee (f)	None	None	None
Exchange Fee	None	None	None

(a)    Class B shares convert to Class A shares automatically at the end of the seventh year (84th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.

(b)    Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts.  Investments of $1 million or more are sold with no initial sales charge.  However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase.  Employer-sponsored defined contribution type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the AFBA 5Star Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge.  Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

(c)    Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

(d)    A CDSC will be charged on redemptions of Class B shares as follows:  4.75% during the first year; 4.25% during the second year; 3.25% during the third year; 2.25% during the fourth year and fifth year; 1.25% during the sixth year; and 0.50% during the seventh year.  Class B shares automatically convert into Class A shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

(e)    Class C shares are subject to a 1.00% CDSC only if they are redeemed within the first 18 months after purchase.

(f)     If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

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Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

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AFBA 5Star Science & Technology Fund

Class A

Class B

Class C

Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.72%	2.47%	2.47%

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Fee Examples

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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AFBA 5Star Science & Technology Fund

	1 Year	3 Years	5 Years	10 Years

Class A1	$715	$1,062	$1,430	$2,409

Class B (assuming no redemption)	$250	$770	$1,316	$2,806

Class B (assuming complete redemption at the end of the period)[2]	$677	$980	$1,349	$2,806

Class C (assuming no redemption)	$250	$770	$1,316	$2,806

Class C (assuming complete redemption at end of period)[2]	$348	$770	$1,316	$2,806

1 Assumes deduction at time of purchase of maximum sales charge.
2 Assumes deduction at redemption of maximum deferred sales charge.

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Manager and Sub-Adviser

AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Fund's investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940.  Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds.  The Manager also serves as investment adviser to the AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund and AFBA 5tar USA Global Fund, which currently have approximately $115 million in total assets.  The Manager is a wholly-owned subsidiary of 5Star Financial Company and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families.  As AFBA's eligibility criteria have expanded over the years, so has its services, which now include banking products, mutual funds, health insurance and financial services.  Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Funds.

The Manager employs at its own expense Kornitzer Capital Management, Inc. as sub-adviser to manage the assets of the Funds on a day-to-day basis. Kornitzer Capital Management, Inc. is an independent investment advisory firm founded in 1989.  Its experienced investment analysis and research staff serves a broad variety of individual, corporate and other institutional clients. The AFBA 5Star Funds are managed by a team of four individuals. John Kornitzer has over 29 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. in 1989. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with 17 years of research and management experience.  He holds a BS in Business Administration from Kansas State University.  Mr. Gasaway is the lead manager for the AFBA 5Star Balanaced Fund and the AFBA 5Star High yield Fund, and a member of the AFBA 5Star Small Cap investment management team.Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst.  He holds a BS in Physics from the University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University.  Mr. Laming is the lead manager for the AFBA 5Star USA Global Fund, the AFBA 5Star Equity Fund and the AFBA 5Star Science & Technology Fund and a member of the AFBA 5Star Small Cap[ Fund investment management team. Bob Male is a Chartered Financial Analyst with more than 10 years of investment research experience. Prior to joining KCM in 1997, Bob was an investment manager with USAA, San Antonio, TX, since 1992.  He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University. Mr. Male is also a member of the AFBA 5Star Small Cap Fund investment management team.

For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets.

AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314.  Kornitzer Capital Management is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

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Financial Highlights

The Fund is new and there are no financial highlights.

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Selecting the Correct Class of Shares

Class A Shares Front End Sales Load

This prospectus offers Class A, Class B and Class C shares of each Fund.  Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you.  For estimated expenses of each class, see the table under "Fees and Expenses" earlier in this prospectus

If you purchase Class A shares, you will incur a sales charge at the time of purchase (a  "front-end load") based on the dollar amount ofyour purchase and an ongoing shareholder service fee of 0.25% of average net assets.  The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more.  Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reduction and Waivers."  Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back-end load") when they are redeemed.  There are no front-end loads imposed on reinvested dividends or other distributors.  Class A shares also will be issued upon conversion of Class B Shares, as described below under "Class B Shares."  The minimum initial investment in Class A shares is $500.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance").  The remainder is retained by the distributor and may by used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

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AFBA 5Star Science & Technology Fund                        ___________________

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
$50,000 and less	5.50%	5.82%
$50,000 up to $150,000	4.50%	4.71%
$150,000 up to $250,000	3.50%	3.63%
$250,000 up to $500,000	2.50%	2.56%
$500,000 up to $1,000,000	2.00%	2.04%
Over $1,000,000	0.00%	0.00%

Class B Shares Back End Sales Load Class C Shares Pay As You Go CDSC or "Contingent Deferred Sales Charge"

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If you purchase Class B shares, you will not incur a sales charge at the time of purchase.  However, Class B shares are subject to ongoing Rule 12b-1 fees of 1.00% of average daily net assets.  This fee is broken down into an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets.  Class B shares are subject to a CDSC if you redeem them prior to the seventh year after purchase.  At the end of the seventh year after purchase, Class B shares will automatically convert into Class A shares of the respective Fund, which are not subject to the Rule 12b-1 distribution fee of 0.75%.  Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge.  Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes.  There is no CDSC imposed on Class B shares purchased through reinvestment of dividends and other distributions and such shares will convert automatically to Class A shares based on the portion of purchased shares that convert.  The minimum initial investment in Class B shares is $500.

If you purchase Class C shares, you do not incur a sales charge at the time of purchase.  However, Class C shares are subject to ongoing Rule 12b-1 fees of 1.00% of average daily net assets.  This fee is broken down into an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets.  Class C shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase.  Although Class C shares are subject to a CDSC for only 18 months (as compared to six years of Class B), Class C shares have no conversion feature.  Accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C shares.  The minimum initial investment in Class C shares is $500.

You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions.

• Class B Shares

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AFBA 5Star Science & Technology Fund   _________________________________________________

Years After Purchase	CDSC on Shares Being Redeemed
1st year	4.75%
2nd year	4.25%
3rd year	3.25%
4th year	2.25%
5th year	2.25%
6th year	1.25%
7th year	0.50%
After the 7th year	None

Sales Charge Reductions and Waivers

Class B shares will be automatically converted to Class A shares at the end of the seventh year after purchase.

• Class C Shares

If you redeem Class C shares within 18 months of purchase, you will be charged a CDSC of 1.00%.  There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

The CDSC on redemptions of all classes of shares is computed based on the original purchase price of the shares being redeemed, net of reinvested dividends and capital gains distributions. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

Reducing Sales Charges on Your Class A Shares.  There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule.  These can be combined in any manner:

  Accumulation privilege - lets you add the value of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.
  Letter of intent - lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.  See the Statement of Additional Information for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

CDSC Waivers.  In general, the CDSC may be waived on shares you sell for the following reasons:

  Payments through certain systematic retirement plans and other employee benefit plans
  Qualifying distributions from qualified retirement plans and other employee benefit plans
  Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 70 1/2.
  Participation in certain fee-based programs

To use any of these waivers, contact your financial consultant.

Net Asset Value Purchases.  Class A shares may be sold at net asset value, with only a minimum initial investment, to:

  Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within 60 days of the redemption and the exchange is effected through the same financial consultant;
  Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;
  Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;
  "Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;
  Current or retired trustees, officers and employees of AFBA 5Star Fund, Inc., the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;
  Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and
  Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where a Fund has not incurred any sales expense.

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How to Purchase Shares

How to Buy Shares (see chart on page 15 for details) By phone, mail or wire Through Automatic Monthly Investments

Minimum Initial Investment	Class A	Class B	Class C
Regular Account	$500	$500	$500
Account With Automatic Monthly Investment Plan	$100	$100	$100
IRA and Uniform Transfer (Gift) to Minors Accounts	$250	$250	$250

Minimum Additional Investment	Class A	Class B	Class C
By Mail	$100	$100	$100
By Telephone (ACH)	$100	$100	$100
By Wire	$500	$500	$500
Account With Automatic Monthly Investment Plan	$50	$50	$50

You must maintain a minimum account value equal to the current minimum initial investment. If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

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How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $100 or more for redemptions by automatic monthly exchange to another fund
  $100 or more via ACH; there is no fee but proceeds  may take 4 days to reach your account

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Shareholder Services

The following services are also available to Class A, Class B and Class C shareholders.  Please call your financial consultant or the Fund at 1-800-243-9865.

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations
  Traditional IRA accounts
  Roth IRA accounts
  Simplified Employee Pensions (SEPs)
  Savings Incentive Match Plan for Employees (SIMPLE Plan)
  Education IRA accounts

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How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.  The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading).  The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, each Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

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Distributions and Taxes

The AFBA 5Star Science & Technology Fund pays distributions from net investment income semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of a Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash.  We automatically reinvest all dividends under $10.00 in additional shares of a Fund.  There are no fees or sales charges on reinvestments.

Tax Considerations - On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Act"), which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

Fund distribution and gains from the redemption of your shares will generally be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding. By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in January.

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Additional Policies About Transactions

We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice.  To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a properly completed request.  We cannot accept requests that contain special conditions or effective dates.  We may request additional documentation to ensure that a request is genuine.  Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed.  If you receive securities instead of cash, you will incur brokerage costs when converting into cash, and will bear market exposure until such conversion.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase.  For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers - The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

Signature Guarantees - The Funds require a medallion signature guarantee on any redemption over $10,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).  Please call (888) 578-2733 for information on obtaining a signature guarantee.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  We cannot process your request until we have all documents in the form required.  Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the AFBA 5Star Fund you are exchanging into.  The names and registrations on the two accounts must be identical.  Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.  You should review the prospectus of the Fund being purchased.  Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail.  We may refuse a telephone request including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for losses due to unauthorized or fraudulent instructions.  At our option, we may limit the frequency or the amount of telephone redemption requests.  Neither the Funds nor PFPC Inc., the Funds' transfer agent, assumes responsibility for the authenticity of telephone redemption requests.

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Distribution and Service Arrangements

How Can Your Financial Consultant Help You?

Rule 12b-1 Fees:  12b-1 fees,
charged by some funds, are deducted
from fund assets to pay for marketing
and advertising expenses or, more
commonly, to compensate sales
professionals for selling fund shares.

Shareholder Service Fees

The Distributor, PFPC Distributors, Inc., manages the Funds' distribution efforts and enters into agreements with financial consultants to sell fund shares.

Each Fund has a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the distributor or others for facilitating the sale and distribution of its shares.  Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the fund's board of directors. Pursuant to the Rule, the Board has adopted separate distribution plans for the Class B and Class C shares. Under the Distribution Plans, the Funds will pay distribution fees to the distributor at a maximum annual rate of 0.75% of their aggregate average daily net assets attributable to its Class B and Class C shares.

Each Distribution Plan provides that the distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Funds to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge.

The Board has also adopted a shareholder service plan pursuant to Rule 12b-1 authorizing the Funds to pay service providers an annual fee not exceeding 0.25% for Class A, Class B and Class C shares of a Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship.  Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

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Conducting Business with the AFBA 5Star Funds

BY PHONE
1-888-578-2733

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

HOW TO OPEN AN ACCOUNT
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA 5Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

BY MAIL
Initial Purchases and all Redemptions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

Overnight Address for All Transactions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
211 South Gulph Road
King of Prussia, PA 19406

Subsequent Purchases:
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

	Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to AFBA 5Star Fund, Inc.	Make your check ($100 minimum) payable to AFBA 5Star Fund, Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).
BY WIRE Boston Safe Deposit & Trust ABA #011001234 Credit: "Name of specific AFBA 5Star Fund" DDA: 021458 FBO: "Shareholder name and new account number"

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA 5Star Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to Boston Safe Deposit & Trust.

Through Automatic Transaction Plans
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.
Not applicable.

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

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HOW TO SELL SHARES
You may redeem shares by telephone ($10,000 maximum) if, when you opened your account, you authorized the telephone redemption privilege. If you have not authorized telephone redemptions and wish to do so, please call 1-888-578-2733 for instructions and the appropriate form.

HOW TO EXCHANGE SHARES
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another AFBA 5Star Fund. The shares being exchanged must have been held in open account for 15 days or more.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the AFBA 5Star Money Market or AFBA 5Star Fund into which the amount is being transferred.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your written request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another AFBA 5Star Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

AFBA 5Star Fund, Inc.SM

  AFBA 5Star Science & Technology Fund

Additional Information

A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus.  The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling or writing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC.  You can obtain information about the Public Reference Room by calling the SEC at (202) 942-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

AFBA
5Star
Fund, Inc.SM

AFBA 5Star Investment Management Company

909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865

Shareholder Inquiries 1-888-578-2733 A12-P10-01	Investment Company Act file numbers 333-20637 811-8035

Prospectus dated _____, 2001

AFBA 5Star Fund, Inc.SM

Science & Technology Fund

Class I Shares

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Prospectus dated       _____, 2001

AFBA 5Star Fund, Inc.

MANAGER:
AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

SUB-ADVISER:
KORNITZER CAPITAL MANAGEMENT, INC.

DISTRIBUTED BY:
PFPC DISTRIBUTORS, INC.

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                                                                                                                                                                     Page

Information About the Funds

Investment Objectives and Principal Investment Strategies                                                                                          2

Principal Risk Factors                                                                                                                                           3

Past Performance                                                                                                                                                  4

Fees and Expenses                                                                                                                                                7

Manager and Sub-Adviser                                                                                                                                       8

Financial Highlights                                                                                                                                              9

Information About Investing

How to Purchase Shares                                                                                                                                       13

How to Redeem Shares                                                                                                                                        13

Shareholder Services                                                                                                                                            14

How Share Price is Determined                                                                                                                              14

Distributions and Taxes                                                                                                                                        15

Additional Policies About Transactions                                                                                                                  15

Conducting Business with the AFBA 5Star Funds                                                                                                   17

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Investment Objectives and Principal Investment Strategies

The investment objectives and the manner in which the AFBA 5Star Funds will pursue their objectives are as follows:

  AFBA 5Star Science & Technology Fund - seeks long-term capital growth. To pursue its investment objective, the Fund invests at least 80% of its total assets in common stocks and other equity securities (including convertibles and warrants) of companies expected to benefit from the development, advancement, and use of science & technology.

The Fund's principal investment strategies used are described below:

  AFBA 5Star Science & Technology Fund - The Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small companies that are developing new technologies to blue chip firms with established track records of developing, producing or distributing products and services in the Science & Technology industries. The Fund may also invest in companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be represented in the Fund's portfolio are:
  Electronics, including hardware, software and components;
  Communications;
  E-commerce;
  Information services;
  Media
  Life sciences and healthcare;
  Environmental services;
  Chemicals and synthetic materials; and
  Defense and aerospace.

The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reinvest assets in more promising investment opportunities.

Temporary Investments - The Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality short-term debt obligations or other defensive investments for temporary investment purposes. During these times, a Fund may not achieve its investment objectives and, instead, will focus on preserving your investment.

The objectives and policies described above determine how the Fund is managed and may only be changed with the approval of the correspondingFund's shareholders.

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Principal Risk Factors

Sector Concentration Risks - Since the Fund is focused on Science & Technology related industries, it is more concentrated than stock funds investment in a broader range of industries. Companies in the rapidly changing fields of Science & Technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to such companies. For example, products or services that first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. In addition, technology industries can be affected by competition from new market entrants as well as developing government regulations and policies. The level of risk will rise to the extent that the Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management. The Fund is therefore likely to be more volatile than a fund that is exposed to a greater variety of industries.

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds are normally invested in equity securities, the value of these Funds will go up and down. For example, with any mutual fund, there is a risk that you could lose money by investing in the Funds.

Each Fund's success depends largely on the Adviser's ability to select favorable investments. Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."

Small Company Risks - The Fund may invest a significant amount of its assets in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are more volatile than the securities of larger, more established companies. Thus an investment in the Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

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Past Performance

The Fund is new and therefore, there is no past performance information. The Fund's performance will vary from year to year. Past performance does not necessarily indicate how a Fund will perform in the future. As a shareholder, you may lose or make money on your investment.

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Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund.

AFBA 5Star Science & Technology Fund

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases....	None
Maximum Deferred Sales Charge (Load).......................	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends............................................................	None
Redemption Fee.......................................................	None 1
Exchange Fee...........................................................	None

1    If you redeem your shares via wire transfer, you may be required to pay fees including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

   Management Fees.....................................................
0.80%
Distribution (12b-1) Fees...........................................	None
Other Expenses........................................................	0.67%
Annual Fund Operating Expenses................................	1.47%
Less Adviser's Fee Waiver/Expense Arrangement[2]..........	0.39%
Actual Total Annual Fund Operating Expenses..............	1.08%

2 On ______________, AFBA 5Star Investment Management Company entered into a contractual arrangement to waive fees and/or pay expenses of the Funds to the extent necessary to limit each Fund's Total Annual Fund Operating Expenses to no more than 1.08% of average annual net assets for a period of at least three years.

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Fee Examples

The following example is intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

		3 Years	5 Years	10 Years
AFBA 5Star Science & Technology Fund	$110	$343	$803	$1,761

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

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Manager and Sub-Adviser

AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Fund's investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940. Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The Manager also serves as investment adviser to the AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund and AFBA 5tar USA Global Fund, which currently have approximately $115 million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial Company and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families. As AFBA's eligibility criteria have expanded over the years, so has its services, which now include banking products, mutual funds, health insurance and financial services. Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Funds.

The Manager employs at its own expense Kornitzer Capital Management, Inc. as sub-adviser to manage the assets of the Funds on a day-to-day basis. Kornitzer Capital Management, Inc. is an independent investment advisory firm founded in 1989. Its experienced investment analysis and research staff serves a broad variety of individual, corporate and other institutional clients. The AFBA 5Star Funds are managed by a team of four individuals. John Kornitzer has over 29 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. in 1989. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with 17 years of research and management experience. He holds a BS in Business Administration from Kansas State University. Mr. Gasaway is the lead manager for the AFBA 5Star Balanced Fund and the AFBA 5Star High Yield Fund and a member of the AFBA 5Star Small Cap Fund investment management team. Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst. He holds a BS in Physics from the University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University. Mr. Laming is the lead manager for the Science & Technology Fund, the AFBA 5Star USA Global Fund, and the AFBA 5Star Equity Fund and a member of the AFBA 5Star Small Cap Fund investment management team. Bob Male is a Chartered Financial Analyst with more than 10 years of investment research experience. Prior to joining KCM in 1997, Bob was an investment manager with USAA, San Antonio, TX, since 1992. He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University. Mr. male is also a member of the AFBA 5Star Small Cap Fund investment management team.

For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets. On ______________, AFBA 5Star Investment Management Company entered into a contractual arrangement to waive fees and/or pay expenses of the Funds to the extent necessary to limit each Fund's Total Annual Fund Operating Expenses to no more than 1.08% of average annual net assets for a period of at least three years.

AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314. Kornitzer Capital Management is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

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Financial Highlight

The Fund is new and, therefore, there are no financial highlights.

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How to Purchase Shares

No Load Funds
There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 17 for details)
By phone, mail or wire
Through Automatic Monthly Investments

Minimum Initial Investment
$500 (unless you use our Automatic Investment Plan)
$100 with an Automatic Monthly Investment Plan
$250 for IRA and Uniform Transfer (Gift) to Minors accounts

Minimum Additional Investment
$100 by mail
$100 by telephone (ACH)
$500 by wire
$50 for Automatic Monthly Investment Plan

Minimum Account Size
You must maintain a minimum account value equal to the current minimum initial investment (usually $500). If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

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How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $100 or more for redemptions by automatic monthly exchange to another fund
  $100 or more via ACH; there is no fee but proceeds may take 4 days to reach your account

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Shareholder Services

The following services are also available to shareholders. Please call 1-800-243-9865 for more information:

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations
  Traditional IRA accounts
  Roth IRA accounts
  Simplified Employee Pensions (SEPs)
  Savings Incentive Match Plan for Employees (SIMPLE Plan)
  Education IRA accounts

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How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading). The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, each Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded. Lacking sales, the security is valued at the mean between the last bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

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Distributions and Taxes

The AFBA 5Star Science & Technology Fund pays distributions from net investment income semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of a Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash. We automatically reinvest all dividends under $10.00 in additional shares of a Fund. There are no fees or sales charges on reinvestments.

Tax Considerations - On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Act"), which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

Fund distribution and gains from the redemption of your shares will generally be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding. By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in January.

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Additional Policies About Transactions

We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a properly completed request. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed. If you receive securities instead of cash, you will incur brokerage costs when converting into cash, and will bear market exposure until such conversion.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers - The Funds may refuse to sell shares to market timers. You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

Signature Guarantees - The Funds require a medallion signature guarantee on any redemption over $10,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Please call (888) 578-2733 for information on obtaining a signature guarantee.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the AFBA 5Star Fund you are exchanging into. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares. You should review the prospectus of the Fund being purchased. Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. Neither the Funds nor PFPC Inc., the Funds' transfer agent, assumes responsibility for the authenticity of telephone redemption requests.

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Conducting Business with the AFBA 5Star Funds

BY PHONE
1-888-578-2733

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

HOW TO OPEN AN ACCOUNT
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA 5Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

BY MAIL
Initial Purchases and all Redemptions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

Overnight Address for All Transactions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
211 South Gulph Road
King of Prussia, PA 19406

Subsequent Purchases:
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

	Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to AFBA 5Star Fund, Inc.	Make your check ($100 minimum) payable to AFBA 5Star Fund, Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).
BY WIRE Boston Safe Deposit & Trust ABA #011001234 Credit: "Name of specific AFBA 5Star Fund" DDA: 021458 FBO: "Shareholder name and new account number"

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA 5Star Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to Boston Safe Deposit & Trust.

Through Automatic Transaction Plans
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

Not applicable.

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

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HOW TO SELL SHARES
You may redeem shares by telephone ($10,000 maximum) if, when you opened your account, you authorized the telephone redemption privilege. If you have not authorized telephone redemptions and wish to do so, please call 1-888-578-2733 for instructions and the appropriate form.

HOW TO EXCHANGE SHARES
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another AFBA 5Star Fund. The shares being exchanged must have been held in open account for 15 days or more.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the AFBA 5Star Money Market or AFBA 5Star Fund into which the amount is being transferred.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your written request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another AFBA 5Star Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

AFBA 5Star Fund, Inc.SM

AFBA 5Star Science & Technology Fund

Additional Information

A Statement of Additional Information ("SAI") contains additional information about the Fund and is incorporated by reference into this Prospectus. The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling or writing or e-mailing the Fund as shown below. You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC. You can obtain information about the Public Reference Room by calling the SEC at (202) 942-8090. Reports and other information about the Fund is available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

AFBA
5Star
Fund, Inc.SM

AFBA 5Star Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afba.com

Shareholder Inquiries 1-888-578-2733                                                                                     Investment Company Act
                                                                                                                                                                                                                                         file numbers
A12-P10-01

   811-8035

Prospectus dated _____, 2001

AFBA 5Star FundSM

Small Cap Fund

Class A Shares
Class B Shares
Class C Shares

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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Prospectus dated _____, 2001

AFBA 5Star Fund, Inc.

MANAGER:
AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

SUB-ADVISER:
KORNITZER CAPITAL MANAGEMENT, INC.

DISTRIBUTED BY:
PFPC DISTRIBUTORS, INC.

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                                                                                                                                                                     Page

Information About the Funds

Investment Objectives and Principal Investment Strategies

Principal Risk Factors

Past Performance

Fees and Expenses

Manager and Sub-Adviser

Financial Highlights

Information About Investing

Selecting the Correct Class of Shares

How to Purchase Shares

How to Redeem Shares

Shareholder Services

How Share Price is Determined

Distributions and Taxes

Additional Policies About Transactions

Distribution and Service Arrangements

Conducting Business with AFBA 5Star Fund, Inc.

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Investment Objectives and Principal Investment Strategies

Market Capitalization:

How much a company is considered
to be worth.  It equals the number
of outstanding shares times the
share price.  Larger capitalization
companies are those in excess of
$1 billion while smaller capitalization
companies are valued under that figure

The investment objectives and the manner in which the AFBA 5Star Funds will pursue their objectives are as follows:

  AFBA 5Star Small Cap Fund - will invest at least 80% of its assets in equity securities issues by small capitalization companies.

The Fund's principal investment strategies used are described below:

  AFBA 5Star Small Cap Fund - The Fund targets a mix of "value"and "growth" companies with average market caps of $1 billion or less.  The Fund identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends.  The adviser then selects securities based on:  1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

Temporary Investments - The Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality short-term debt obligations or other defensive investments for temporary investment purposes. During these times, a Fund may not achieve its investment objectives and, instead, will focus on preserving your investment.

The objectives and policies described above determine how the Fund is managed and may only be changed with the approval of the Fund's shareholders.

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Principal Risk Factors

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds are normally invested in equity securities, the value of these Funds will go up and down. For example, with any mutual fund, there is a risk that you could lose money by investing in the Funds.

The Fund's success depends largely on the Adviser's ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions.  At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Fund will perform better or worse than other types of funds depending on what is in "favor."

Small Company Risks - The Small Cap Fund invests primarily in small companies.  Generally, smaller and less seasoned companies have more potential for rapid growth.  However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of smaller companies are more volatile than the securities of larger, more established companies.  Thus an investment in the Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.  While the Funds cannot eliminate these risks, the Fund's Investment Adviser tries to minimize risk by diversifying its investments.

Diversification:  A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time.  The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

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Past Performance

The Fund is new and therefore, there is no past performance information. The Fund's performance will vary from year to year. Past performance does not necessarily indicate how a fund will perform in the future. As a shareholder, you may lose or make money on your investment.

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Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund.  There are different share classes to allow you to maximize your potential return depending on your and your financial adviser's current expectations for your investment in a Fund.

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AFBA 5Star Small Cap Fund

Shareholder Fees (fees paid directly from your investment)

Class A

Class B (a)

Class C

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price	5.50% (b)	None	None
Maximum Deferred Sales Charge	None (c)	4.75% (d)	1.00% (e)
Maximum Sales Charge Imposed on Reinvested Dividends.	None	None	None
Redemption Fee (f)	None	None	None
Exchange Fee	None	None	None

(a)    Class B shares convert to Class A shares automatically at the end of the seventh year (84th month) after purchase. Investors seeking to purchase Class B shares in amounts that exceed $250,000 should discuss with their financial consultant whether the purchase of another class would be more appropriate; such orders may be rejected by the Fund.

(b)    Reduced for purchases of $50,000 and more; waived for certain systematic retirement accounts.  Investments of $1 million or more are sold with no initial sales charge.  However, a 1% contingent deferred sales charge may be imposed if redemptions are made within one year of purchase.  Employer-sponsored defined contribution type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the AFBA 5Star Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge.  Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee based programs may also be made with no sales charge and are not subject to a contingent deferred sales charge.

(c)    Class A shares are not subject to a contingent deferred sales charge (a "CDSC"); except certain purchases that are not subject to an initial sales charge may instead be subject to a CDSC of 1.00% of amounts redeemed within the first year of purchase. Such a CDSC may be waived in connection with redemptions to participants in certain fee-based programs.

(d)    A CDSC will be charged on redemptions of Class B shares as follows:  4.75% during the first year; 4.25% during the second year; 3.25% during the third year; 2.25% during the fourth year and fifth year; 1.25% during the sixth year; and 0.50% during the seventh year.  Class B shares automatically convert into Class A shares at the end of the seventh year after purchase and thereafter will not be subject to a CDSC.

(e)    Class C shares are subject to a 1.00% CDSC only if they are redeemed within the first 18 months after purchase.

(f)     If you redeem shares via wire transfer, you may be required to pay fees, including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

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Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

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AFBA 5Star Small Cap Fund

Class A

Class B

Class C

Management Fees	0.80%	0.80%	0.80%
Distribution and Shareholder Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.72%	2.47%	2.47%

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Fee Examples

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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AFBA 5Star Small Cap Fund

	1 Year	3 Years	5 Years	10 Years

Class A1	$715	$1,062	$1,432	$2,469

Class B (assuming no redemption)	$250	$770	$1,316	$2,806

Class B (assuming complete redemption at the end of the period)[2]	$677	$980_	$1,349	$2,806

Class C (assuming no redemption)	$250	$770	$1,316	$2,806

Class C (assuming complete redemption at end of period)[2]	$348	$770	$1,316	$2,806

1 Assumes deduction at time of purchase of maximum sales charge.
2 Assumes deduction at redemption of maximum deferred sales charge.

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Manager and Sub-Adviser

AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Fund's investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940.  Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds. The Manager also serves as investment adviser to the AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund and AFBA 5tar USA Global Fund, which currently have approximately $115 million in total assets.  The Manager is a wholly-owned subsidiary of 5Star Financial Company and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families.  As AFBA's eligibility criteria have expanded over the years, so has its services, which now include banking products, mutual funds, health insurance and financial services.  Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Funds.

The Manager employs at its own expense Kornitzer Capital Management, Inc. as sub-adviser to manage the assets of the Funds on a day-to-day basis. Kornitzer Capital Management, Inc. is an independent investment advisory firm founded in 1989.  Its experienced investment analysis and research staff serves a broad variety of individual, corporate and other institutional clients. The AFBA 5Star Funds are managed by a team of four individuals. John Kornitzer has over 29 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. in 1989. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with 17 years of research and management experience.  He holds a BS in Business Administration from Kansas State University.  Mr. Gasaway is a member of the AFBA 5Star Small Cap investment management team. Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst.  He holds a BS in Physics from the University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University.  Tom Laming is the lead manager for the AFBA 5Star USA Global Fund, the AFBA 5Star Equity Fund and the AFBA 5Star Science & Technology Fund.  Bob Male is a Chartered Financial Analyst with more than 10 years of investment research experience. Prior to joining KCM in 1997, Bob was an investment manager with USAA, San Antonio, TX, since 1992.  He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University. Mr. laming and Mr. male are also members of the AFBA 5Star Small Cap investment management team

For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets.

AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314.  Kornitzer Capital Management is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

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Financial Highlights

The Fund is new and there are no financial highlights.

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Selecting the Correct Class of Shares

Class A Shares Front End Sales Load

This prospectus offers Class A, Class B and Class C shares of each Fund.  Each class has its own cost structure, allowing you to choose the one that best meets your requirements and current expectations. Your financial consultant can help you decide which class is best for you.  For estimated expenses of each class, see the table under "Fees and Expenses"earlier in this prospectus

If you purchase Class A shares, you will incur a sales charge at the time of purchase (a  "front-end load") based on the dollar amount ofyour purchase and an ongoing shareholder service fee of 0.25% of average net assets.  The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more.  Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reduction and Waivers."  Class A shares will not be subject to any contingent deferred sales charge (CDSC or "back-end load") when they are redeemed.  There are no front-end loads imposed on reinvested dividends or other distributors.  Class A shares also will be issued upon conversion of Class B Shares, as described below under "Class B Shares." The minimum initial investment in Class A shares is $500.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance").  The remainder is retained by the distributor and may by used either to promote the sale of the Fund's shares or to compensate the distributor for its efforts to sell the shares of the Fund.

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AFBA 5Star Small Cap Fund                                                                                     _____

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment
$50,000 and less	5.50%	5.82%
$50,000 up to $150,000	4.50%	4.71%
$150,000 up to $250,000	3.50%	3.63%
$250,000 up to $500,000	2.50%	2.56%
$500,000 up to $1,000,000	2.00%	2.04%
Over $1,000,000	0.00%	0.00%

Class B Shares Back End Sales Load Class C Shares Pay As You Go CDSC or "Contingent Deferred Sales Charge"

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If you purchase Class B shares, you will not incur a sales charge at the time of purchase.  However, Class B shares are subject to ongoing Rule 12b-1 fees of 1.00% of average daily net assets.  This fee is broken down into an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets.  Class B shares are subject to a CDSC if you redeem them prior to the seventh year after purchase.  At the end of the seventh year after purchase, Class B shares will automatically convert into Class A shares of the respective Fund, which are not subject to the Rule 12b-1 distribution fee of 0.75%.  Automatic conversion of Class B shares into Class A shares will occur at least once a month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge.  Conversion of Class B shares to Class A shares will not be deemed a purchase or sale of the shares for federal income tax purposes.  There is no CDSC imposed on Class B shares purchased through reinvestment of dividends and other distributions and such shares will convert automatically to Class A shares based on the portion of purchased shares that convert.  The minimum initial investment in Class B shares is $500.

If you purchase Class C shares, you do not incur a sales charge at the time of purchase.  However, Class C shares are subject to ongoing Rule 12b-1 fees of 1.00% of average daily net assets.  This fee is broken down into an ongoing Rule 12b-1 distribution fee of 0.75% of average net assets and an ongoing shareholder service fee of 0.25% of average net assets.  Class C shares also are subject to a 1.00% CDSC if you redeem them within 18 months of purchase.  Although Class C shares are subject to a CDSC for only 18 months (as compared to six years of Class B), Class C shares have no conversion feature.  Accordingly, if you purchase Class C shares, those shares will be subject to the 0.75% distribution fee and the 0.25% shareholder service fee for as long as you own your Class C shares.  The minimum initial investment in Class C shares is $500.

You may be subject to a CDSC upon redemption of your Class B and Class C shares under the following conditions.

• Class B Shares

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AFBA 5Star Small Cap Fund                               ___________________________________

Years After Purchase	CDSC on Shares Being Redeemed
1st year	4.75%
2nd year	4.25%
3rd year	3.25%
4th year	2.25%
5th year	2.25%
6th year	1.25%
7th year	0.50%
After the 7th year	None

Sales Charge Reductions and Waivers

Class B shares will be automatically converted to Class A shares at the end of the seventh year after purchase.

• Class C Shares

If you redeem Class C shares within 18 months of purchase, you will be charged a CDSC of 1.00%.  There is no CDSC imposed on Class C shares acquired through reinvestment of dividends or capital gains.

The CDSC on redemptions of all classes of shares is computed based on the original purchase price of the shares being redeemed, net of reinvested dividends and capital gains distributions. CDSC calculations are based on the specific shares involved, not the value of the account. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC. If there are not enough of these shares to meet your request, we will sell your shares on a first-in, first-out basis. Your financial consultant or institution may elect to waive some or all of the payment, thereby reducing or eliminating the otherwise applicable CDSC.

Reducing Sales Charges on Your Class A Shares.  There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule.  These can be combined in any manner:

  Accumulation privilege - lets you add the value of any Class A shares you and your immediate family already own to the amount of your next investment for purposes of calculating sales charges.
  Letter of intent - lets you purchase Class A shares over a 13-month period and receive the same sales charge as if all shares had been purchased at once.  See the Statement of Additional Information for terms and conditions.

To use these privileges, discuss your eligibility with your financial consultant.

CDSC Waivers.  In general, the CDSC may be waived on shares you sell for the following reasons:

  Payments through certain systematic retirement plans and other employee benefit plans
  Qualifying distributions from qualified retirement plans and other employee benefit plans
  Distributions from custodial accounts under section 403(b)(7) of the Internal Revenue Code as well as from Individual Retirement Accounts (IRAs) due to death, disability or attainment of age 70 1/2.
  Participation in certain fee-based programs

To use any of these waivers, contact your financial consultant.

Net Asset Value Purchases.  Class A shares may be sold at net asset value, with only a minimum initial investment, to:

  Clients of financial consultants who exchange their shares from an unaffiliated investment company that has a comparable sales charge, provided that such shares are purchased within 60 days of the redemption and the exchange is effected through the same financial consultant;
  Trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with 50 or more eligible employees and employer-sponsored benefit plans in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;
  Investment advisers, financial planners and certain financial institutions that place trades for their own accounts or the accounts of their clients either individually or through a master account and who charge a management, consulting or other fee for their services;
  'Wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners having sales or service agreements with the distributor or another broker-dealer or financial institution with respect to sales of Fund shares;
  Current or retired trustees, officers and employees of AFBA 5Star Fund, Inc., the distributor, the transfer agent, the adviser and its members, certain family members of the above persons, and trusts or plans primarily for such persons or their family members;
  Current or retired registered representatives or full-time employees and their spouses and minor children and plans of broker-dealers or other institutions that have selling agreements with the distributor; and
  Such other persons as are determined by the adviser or distributor to have acquired shares under circumstances where a Fund has not incurred any sales expense

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How to Purchase Shares

How to Buy Shares (see chart on page 16 for details) By phone, mail or wire Through Automatic Monthly Investments

Minimum Initial Investment	Class A	Class B	Class C
Regular Account	$500	$500	$500
Account With Automatic Monthly Investment Plan	$100	$100	$100
IRA and Uniform Transfer (Gift) to Minors Accounts	$250	$250	$250
Minimum Additional Investment	Class A	Class B	Class C
By Mail	$100	$100	$100
By Telephone (ACH)	$100	$100	$100
By Wire	$500	$500	$500
Account With Automatic Monthly Investment Plan	$50	$50	$50

You must maintain a minimum account value equal to the current minimum initial investment. If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum. If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

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How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $100 or more for redemptions by automatic monthly exchange to another fund
  $100 or more via ACH; there is no fee but proceeds  may take 4 days to reach your account

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Shareholder Services

The following services are also available to Class A, Class B and Class C shareholders.  Please call your financial consultant or the Fund at 1-800-243-9865.

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations
  Traditional IRA accounts
  Roth IRA accounts
  Education IRA accounts
  Simplified Employee Pensions (SEPs)
  Savings Incentive Match Plan for Employees (SIMPLE Plan)

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How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.  The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading).  The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, each Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

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Distributions and Taxes

The AFBA 5Star distributions from net capital gains realized on the sale of securities will be declared by the Fund annually on or before December 31. Small Cap Fund pay distributions from net investment income semi-annually, usually in June and December. Your distributions will be reinvested automatically in additional shares of a Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash.  We automatically reinvest all dividends under $10.00 in additional shares of a Fund.  There are no fees or sales charges on reinvestments.

Tax Considerations - On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Act"), which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

Fund distribution and gains from the redemption of your shares will generally be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding. By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in January.

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Additional Policies About Transactions

We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice.  To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a properly completed request.  We cannot accept requests that contain special conditions or effective dates.  We may request additional documentation to ensure that a request is genuine.  Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed.  If you receive securities instead of cash, you will incur brokerage costs when converting into cash, and will bear market exposure until such conversion.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase.  For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers - The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

Signature Guarantees - The Funds require a medallion signature guarantee on any redemption over $10,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).  Please call (888) 578-2733 for information on obtaining a signature guarantee.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  We cannot process your request until we have all documents in the form required.  Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the AFBA 5Star Fund you are exchanging into.  The names and registrations on the two accounts must be identical.  Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.  You should review the prospectus of the Fund being purchased.  Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail.  We may refuse a telephone request including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed and we reasonably believe the instructions are genuine, the Funds are not liable for losses due to unauthorized or fraudulent instructions.  At our option, we may limit the frequency or the amount of telephone redemption requests.  Neither the Funds nor PFPC Inc., the Funds' transfer agent, assumes responsibility for the authenticity of telephone redemption requests.

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Distribution and Service Arrangements

How Can Your Financial Consultant Help You?

Rule 12b-1 Fees:  12b-1 fees, charged by some funds, are deducted from fund assets to pay for marketing and advertising expenses or, more commonly, to compensate sales professionals for selling fund shares.

Shareholder Service Fees

The Distributor, PFPC Distributors, Inc., manages the Funds' distribution efforts and enters into agreements with financial consultants to sell fund shares.

Your financial consultant is familiar with the Funds and with Kornitzer Capital Management.  He or she can answer any questions you may have now, or in the future, about how each Fund operates, which class of shares is most appropriate for you and how the Kornitzer investment style works and has performed for other investors.  Your financial consultant can be a valuable and knowledgeable resource.

Each Fund has a distribution plan under Rule 12b-1 that allows the Fund to pay a fee to the distributor or others for facilitating the sale and distribution of its shares.  Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees indirectly will increase the cost of your investment and may cost you more than paying other types of sales charges.

Rule 12b-1 permits a fund directly or indirectly to pay expenses associated with the distribution of its shares and the servicing of its shareholders in accordance with a plan adopted by the fund's board of directors. Pursuant to the Rule, the Board has adopted separate distribution plans for the Class B and Class C shares. Under the Distribution Plans, the Funds will pay distribution fees to the distributor at a maximum annual rate of 0.75% of their aggregate average daily net assets attributable to its Class B and Class C shares.

Each Distribution Plan provides that the distributor may use the distribution fees received from a class of shares to pay for the distribution and shareholder servicing expenses of that class, including, but not limited to (i) incentive compensation paid to the directors, officers and employees of, agents for and consultants to, the distributor or any other broker-dealer or financial institution that engages in the distribution of that class; and (ii) compensation to broker-dealers, financial institutions or other persons for providing distribution assistance with respect to that class. Distribution fees may also be used for (i) marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising for that class; (ii) costs of printing and distributing prospectuses, Statements of Additional Information and reports of the Funds to prospective investors in that class; (iii) costs involved in preparing, printing and distributing sales literature pertaining to the Funds and that class; and (iv) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable with respect to the distribution of that class. Distribution fees are accrued daily and paid monthly, and are charged as expenses of, respectively, Class B and Class C shares as accrued.

The distribution fees applicable to the Class B and Class C shares are designed to permit you to purchase Class B and Class C shares through broker-dealers without the assessment of a front-end sales charge.

The Board has also adopted a shareholder service plan pursuant to Rule 12b-1 authorizing the Funds to pay service providers an annual fee not exceeding 0.25% for Class A, Class B and Class C shares of a Fund's average daily net assets of each class of shares, to compensate service providers who maintain a service relationship.  Service activities provided under this plan include (a) establishing and maintaining shareholder accounts and records, (b) answering shareholder inquiries, (c) assisting in share purchases and redemptions, (d) providing statements and reports to shareholders, and (e) providing other related services requested by shareholders.

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Conducting Business with The AFBA 5Star Funds

BY PHONE
1-888-578-2733

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

HOW TO OPEN AN ACCOUNT
If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA 5Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.

HOW TO ADD TO AN ACCOUNT
You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

BY MAIL
Initial Purchases and all Redemptions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

Overnight Address for All Transactions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
211 South Gulph Road
King of Prussia, PA 19406

Subsequent Purchases:
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

	Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to AFBA 5Star Fund, Inc.	Make your check ($100 minimum) payable to AFBA 5Star Fund, Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).
BY WIRE Boston Safe Deposit & Trust ABA #011001234 Credit: "Name of specific AFBA 5Star Fund"DDA: 021458 FBO: "Shareholder name and new account number"

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA 5Star Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to Boston Safe Deposit & Trust.

Through Automatic Transaction Plans
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

Not applicable.

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

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HOW TO SELL SHARES
You may redeem shares by telephone ($10,000 maximum) if, when you opened your account, you authorized the telephone redemption privilege. If you have not authorized telephone redemptions and wish to do so, please call 1-888-578-2733 for instructions and the appropriate form.

HOW TO EXCHANGE SHARES
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another AFBA 5Star Fund. The shares being exchanged must have been held in open account for 15 days or more.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the AFBA 5Star Money Market or AFBA 5Star Fund into which the amount is being transferred.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your written request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another AFBA 5Star Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

AFBA 5Star Fund, Inc.SM

AFBA 5Star Small Cap Fund

Additional Information

A Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus.  The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling or writing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC.  You can obtain information about the Public Reference Room by calling the SEC at (202) 942-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

AFBA
5Star
Fund, Inc.SM

AFBA 5Star Investment Management Company

909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865

Shareholder Inquiries 1-888-578-2733 A12-P10-01	Investment Company Act file numbers 333-20637 811-8035

Prospectus dated _____, 2001

AFBA 5Star Fund, Inc.SM

  Small Cap Fund

  Class I Shares

Shares of the Fund have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

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Prospectus dated       _____, 2001

AFBA 5Star Fund, Inc.

MANAGER:
AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

SUB-ADVISER:
KORNITZER CAPITAL MANAGEMENT, INC.

DISTRIBUTED BY:
PFPC DISTRIBUTORS, INC.

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                                                                                                                                                                     Page

Information About the Funds

Investment Objectives and Principal Investment Strategies                                                                                          2

Principal Risk Factors                                                                                                                                           3

Past Performance                                                                                                                                                  4

Fees and Expenses                                                                                                                                                7

Manager and Sub-Adviser                                                                                                                                       8

Financial Highlights                                                                                                                                              9

Information About Investing

How to Purchase Shares                                                                                                                                       13

How to Redeem Shares                                                                                                                                        13

Shareholder Services                                                                                                                                            14

How Share Price is Determined                                                                                                                              14

Distributions and Taxes                                                                                                                                        15

Additional Policies About Transactions                                                                                                                  15

Conducting Business with the AFBA 5Star Funds                                                                                                   17

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Investment Objectives and Principal Investment Strategies

Market Capitalization:

How much a company is considered to be worth.  It equals the number of outstanding shares times the share price.  Larger capitalization companies are those in excess of $1 billion while smaller capitalization companies are valued under that figure.

The investment objectives and the manner in which the AFBA 5Star Funds will pursue their objectives are as follows:

  AFBA 5Star Small Cap Fund - will invest at least 80% of its assets in equity securities issued by small capitalization companies.

The Fund's principal investment strategies used are described below:

  AFBA 5Star Small Cap Fund - The Fund targets a mix of "value" and "growth" companies with average market caps of $1 billion or less.  The Fund identifies smaller companies that exhibit consistent or predictable cash generation and/or are expected to benefit from long-term industry or technological trends.  The adviser then selects securities based on:  1) fundamental analysis of industries and the economic cycle; 2) company-specific analysis such as product cycles, management, etc., and 3) rigorous valuation analysis.

Temporary Investments - The Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses. There may be times, however, when a Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality short-term debt obligations or other defensive investments for temporary investment purposes. During these times, a Fund may not achieve its investment objectives and, instead, will focus on preserving your investment.

The objectives and policies described above determine how the Fund is managed and may only be changed with the approval of the Fund shareholders.

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Principal Risk Factors

Market Risks - Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Since the Funds are normally invested in equity securities, the value of these Funds will go up and down. For example, with any mutual fund, there is a risk that you could lose money by investing in the Funds.

The Fund's success depends largely on the Adviser's ability to select favorable investments.  Also, different types of investments shift in and out of favor depending on market and economic conditions. For example, at various times stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in "favor."

Small Company Risks - The Small Cap Fund invests primarily in small companies.  Generally, smaller and less seasoned companies have more potential for rapid growth.  However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them.  These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies.  Therefore, the securities of smaller companies are more volatile than the securities of larger, more established companies.  Thus an investment in the Small Cap Fund may be more suitable for long-term investors who can bear the risk of these fluctuations.  While the Funds cannot eliminate these risks, the Fund's Investment Adviser tries to minimize risk by diversifying its investments.

Diversification:  A technique to reduce the risks inherent in any investment by investing in a broad range of securities from different industries, locations or asset classes.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if the Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than its Investment Adviser might prefer, or it may have to sell in small quantities over a period of time.  The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.

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Past Performance

The Funds are new and therefore, there is no past performance information. The Fund's performance will vary from year to year. Past performance does not necessarily indicate how a Fund will perform in the future. As a shareholder, you may lose or make money on your investment.

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Fees & Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each AFBA 5Star Fund.

AFBA 5Star Small Cap Fund

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None 1
Exchange Fee	None

  1    If you redeem your shares via wire transfer, you may be required to pay fees including a $10 wire fee and other fees, that will be directly deducted from your redemption proceeds. If you request redemption checks to be sent by overnight mail, you may be required to pay a $10 fee that will be directly deducted from your redemption proceeds.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

   Management Fees
0.80%
Distribution (12b-1) Fees	None
Other Expenses	0.67%
Annual Fund Operating Expenses	1.47%
Less Adviser's Fee Waiver/Expense Arrangement [2]	0.39%
Actual Total Annual Fund Operating Expenses	1.08%

2 On ______________, AFBA 5Star Investment Management Company entered into a contractual arrangement to waive fees and/or pay expenses of the Funds to the extent necessary to limit each Fund's Total Annual Fund Operating Expenses to no more than 1.08% of average annual net assets for a period of at least three years.

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Fee Examples

The following examples are intended to help you compare the cost of investing in each AFBA 5Star Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year

		3 Years	5 Years	10 Years
AFBA 5Star Small Cap Fund	$110	$343	$803	$1757

The above example is for comparison purposes only and is not a representation of the Fund's actual expenses and returns, either past or future.

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Manager and Sub-Adviser

AFBA 5Star Investment Management Company (the "Manager"), a corporation organized under the laws of the Commonwealth of Virginia, acts as the Fund's investment and business manager and is a registered investment adviser under the Investment Advisers Act of 1940.  Pursuant to the current Management Agreement for each of the Funds, the Manager is responsible for providing or obtaining investment management and related administrative services for the Funds.  The Manager also serves as investment adviser to the AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund and AFBA 5tar USA Global Fund, which currently have approximately $115 million in total assets. The Manager is a wholly-owned subsidiary of 5Star Financial Company and, ultimately, a wholly-owned subsidiary of Armed Forces Benefit Association ("AFBA"), which was organized in 1947 to provide low-cost life insurance for military families.  As AFBA's eligibility criteria have expanded over the years, so has its services, which now include banking products, mutual funds, health insurance and financial services.  Lt. General C.C. Blanton, USAF (Ret.), serves as the Chairman of the Manager's Board of Directors, as well as Chairman of the Board of Directors of the Funds.

The Manager employs at its own expense Kornitzer Capital Management, Inc. as sub-adviser to manage the assets of the Funds on a day-to-day basis. Kornitzer Capital Management, Inc. is an independent investment advisory firm founded in 1989.  Its experienced investment analysis and research staff serves a broad variety of individual, corporate and other institutional clients. The AFBA 5Star Funds are managed by a team of four individuals. John Kornitzer has over 29 years of investment experience. He served as investment manager at several Fortune 500 companies prior to founding Kornitzer Capital Management, Inc. in 1989. Kent Gasaway joined KCM in 1991 and is a Chartered Financial Analyst with 17 years of research and management experience.  He holds a BS in Business Administration from Kansas State University.   Mr. Gasaway is the lead manager for the AFBA 5Star Balanced Fund and the AFBA 5Star High Yield Fund and a member of the AFBA 5Star Small Cap Fund investment management team. Tom Laming joined KCM in 1993 and is an experienced aerospace engineer and research analyst.  He holds a BS in Physics from the University of Kansas, an MS in Aeronautics and Astronautics from MIT, and an MBA from Indiana University.  Mr. Laming is the lead manager for the AFBA 5Star USA Global Fund, the AFBA 5Star Equity Fund and the AFBA 5Star Science & Technology Fund.  Bob Male is a Chartered Financial Analyst with more than 10 years of investment research experience. Prior to joining KCM in 1997, Bob was an investment manager with USAA, San Antonio, TX, since 1992.  He holds a B.S. in Business Administration from the University of Kansas and an MBA from Southern Methodist University. Mr. male is also a member of the AFBA 5Star Small Cap Fund investment management team.

For its services, each Fund pays the Manager a fee at the annual rate of 0.80% of the Fund's average daily net assets.  On ______________, AFBA 5Star Investment Management Company entered into a contractual arrangement to waive fees and/or pay expenses of the Funds to the extent necessary to  limit each Fund's Total Annual Fund Operating Expenses to no more than 1.08% of average annual net assets for a period of at least three years.

AFBA 5Star Investment Management Company is located at 909 N. Washington Street, Alexandria, VA 22314.  Kornitzer Capital Management is located at 5420 W. 61st Place, Shawnee Mission, KS 66205.

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Financial Highlights

The Fund is new and, therefore, there are no financial highlights.

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How to Purchase Shares

No Load Funds
There are no sales commissions or Rule 12b-1 distribution fees

How to Buy Shares (see chart on page 11 for details)
By phone, mail or wire
Through Automatic Monthly Investments

Minimum Initial Investment
$500 (unless you use our Automatic Investment Plan)
$100 with an Automatic Monthly Investment Plan
$250 for IRA and Uniform Transfer (Gift) to Minors accounts

Minimum Additional Investment
$100 by mail
$100 by telephone (ACH)
$500 by wire
$50 for Automatic Monthly Investment Plan

Minimum Account Size
You must maintain a minimum account value equal to the current minimum initial investment (usually $500).  If your account falls below this amount due to redemptions (not market action) we may ask you to increase the account to the minimum.  If you do not bring the account up to the minimum within 60 days after we contact you, we will close the account and send your money to you.

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How to Redeem Shares

You may withdraw from your account at any time in the following amounts:

  any amount for redemptions requested by mail, phone or telegraph
  $1,000 or more for redemptions wired to your account ($10 fee)
  $50 or more for redemptions by a systematic redemption plan (there may be a fee)
  $100 or more for redemptions by automatic monthly exchange to another fund
  $100 or more via ACH; there is no fee but proceeds may take 4 days to reach your account

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Shareholder Services

The following services are also available to shareholders.  Please call 1-800-243-9865 for more information:

  Uniform Transfers (Gifts) to Minors accounts
  Accounts for corporations or partnerships
  Sub-Accounting Services for Keogh, tax qualified retirement plans, and others
  Prototype Retirement Plans for the self-employed, partnerships and corporations
  Traditional IRA accounts
  Roth IRA accounts
  Simplified Employee Pensions (SEPs)
  Savings Incentive Match Plan for Employees (SIMPLE Plan)
  Education IRA accounts

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How Share Price is Determined

Shares of each Fund are purchased or redeemed at its net asset value per share next calculated after your purchase order and payment or redemption order is received by the Fund. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds, orders may be processed at the net asset value per share next effective after receipt by that institution.

The net asset value is calculated by subtracting from each Fund's total assets any liabilities and then dividing into this amount the total outstanding shares as of the date of the calculation.  The net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time) on days when the Funds are open for business (generally the same days that the New York Stock Exchange is open for trading).  The Funds are generally closed on weekends, national holidays and Good Friday.

Each security owned by a Fund that is listed on an Exchange is valued at its last sale price on that Exchange on the date as of which assets are valued. Where the security is listed on more than one Exchange, each Fund will use the price of that Exchange which it generally considers to be the principal Exchange on which the stock is traded.  Lacking sales, the security is valued at the mean between the last bid and asked prices. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last bid and asked prices.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by the Board of Directors.

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Distributions and Taxes

The AFBA 5Star Small Cap Fund pays distributions from net investment income semi-annually, usually in June and December. Distributions from net capital gains realized on the sale of securities will be declared by the Fund annually or before December 31. Your distributions will be reinvested automatically in additional shares of a Fund, unless you have elected on your original application, or by written instructions filed with the Funds, to have them paid in cash.  We automatically reinvest all dividends under $10.00 in additional shares of a Fund.  There are no fees or sales charges on reinvestments.

Tax Considerations - On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the "Act"), which includes provisions that significantly reduce individual federal income tax rates and provide additional savings incentives for individuals generally by increasing the maximum annual contribution limits applicable to retirement and savings programs. You should contact your personal tax advisor if you have questions about how this Act will affect your investment in a Fund.

In general, if you are a taxable investor, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional shares of a Fund or receive them in cash. Any capital gains a Fund distributes are taxable as long-term capital gains no matter how long you have owned your shares. If you invest in a Fund shortly before it makes a distribution, you may receive some of your investment back in the form of a taxable distribution.

When you redeem your shares in a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different AFBA 5Star Fund is the same as a redemption.

Fund distribution and gains from the redemption of your shares will generally be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.

Backup Withholding. By law, the Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). The Funds also must withhold if the IRS instructs them to do so. When withholding is required, the amount will be 30.5% of your taxable distributions or redemption proceeds for calendar year 2001 after August 6, 2001, 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in January.

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Additional Policies About Transactions

We cannot process transaction requests that are not completed properly as described in this section. We may cancel or change our transaction policies without notice.  To avoid delays, please call us if you have any questions about these policies.

Purchases - We may reject orders when not accompanied by payment or when in the best interest of the Funds and their shareholders.

Redemptions - We try to send proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a properly completed request.  We cannot accept requests that contain special conditions or effective dates.  We may request additional documentation to ensure that a request is genuine.  Under certain circumstances, we may pay you proceeds in the form of portfolio securities owned by the Fund being redeemed.  If you receive securities instead of cash, you will incur brokerage costs when converting into cash, and will bear market exposure until such conversion.

If you request a redemption within 15 days of purchase, we will delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase.  For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.  The right to redeem shares may be temporarily suspended in emergency situations only as permitted under federal law.

Market Timers - The Funds may refuse to sell shares to market timers.  You will be considered a market timer if you (i) request a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

Signature Guarantees - The Fund requires a medallion signature guarantee on any redemption over $10,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud), the redemption of corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes.  A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association.  The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).  Please call (888) 578-2733 for information on obtaining a signature guarantee.

Corporations, Trusts and Other Entities - Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity.  We cannot process your request until we have all documents in the form required.  Please call us first to avoid delays.

Exchanges to Another Fund - You must meet the minimum investment requirement of the AFBA 5Star Fund you are exchanging into.  The names and registrations on the two accounts must be identical.  Your shares must have been held in an open account for 15 days or more and we must have received good payment before we will exchange shares.  You should review the prospectus of the Fund being purchased.  Call us for a free copy.

Telephone Services - During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail.  We may refuse a telephone request including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed and we reasonably believe the instructions are genuine, the Fund is not liable for losses due to unauthorized or fraudulent instructions.  At our option, we may limit the frequency or the amount of telephone redemption requests.  Neither the Funds nor PFPC Inc., the Fund's transfer agent, assumes responsibility for the authenticity of telephone redemption requests.

 ************************************************************************

Conducting Business with the AFBA 5Star Funds

BY PHONE	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT

1-888-578-2733

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another AFBA 5Star Fund by exchange ($500 minimum). The names and registrations on the accounts must be identical.

You may make investments ($100 minimum) by telephone. After we have received your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and participating banks.

BY MAIL

Initial Purchases and all Redemptions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

Overnight Address for All Transactions:
AFBA 5Star Fund, Inc.
c/o PFPC Inc.
211 South Gulph Road
King of Prussia, PA 19406

Subsequent Purchases:
c/o PFPC Inc.
P.O. Box 61503
King of Prussia, PA 19406

	Complete and sign the application which accompanies this Prospectus. Your initial investment must meet the minimum amount. Make your check payable to AFBA 5Star Fund, Inc.	Make your check ($100 minimum) payable to AFBA 5Star Fund, Inc. and mail it to us. Always identify your account number or include the detachable reminder stub (from your confirmation statement).
BY WIRE
Boston Safe Deposit & Trust ABA #011001234 Credit: "Name of specific AFBA 5Star Fund" DDA: 021458 FBO: "Shareholder name and new account number"
Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount. You must send us a completed application as soon as possible or payment of your redemption proceeds will be delayed.

Wire share purchases ($500 minimum) should include the names of each account owner, your account number and the AFBA 5Star Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to Boston Safe Deposit & Trust.

Through Automatic Transaction Plans
You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.

Not applicable.

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($50 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

******************************************************************************************

HOW TO SELL SHARES
You may redeem shares by telephone ($10,000 maximum) if, when you opened your account, you authorized the telephone redemption privilege. If you have not authorized telephone redemptions and wish to do so, please call 1-888-578-2733 for instructions and the appropriate form.

HOW TO EXCHANGE SHARES
You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another AFBA 5Star Fund. The shares being exchanged must have been held in an open account for 15 days or more.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the AFBA 5Star Money Market or AFBA 5Star Fund into which the amount is being transferred.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A $10 fee is deducted. If we receive your written request before 4:00 P.M. (Eastern Time) we will normally wire funds the following business day. If we receive your written request after 4:00 P.M. (Eastern Time), we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.

Systematic Redemption Plan:
You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Monthly Exchanges:
You may authorize monthly exchanges from your account ($100 minimum) to another AFBA 5Star Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service.

AFBA 5Star Fund, Inc.SM

AFBA 5Star Small Cap Fund

Additional Information

A Statement of Additional Information (SAI) contains additional information about the Fund and is incorporated by reference into this Prospectus.  The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

You may obtain a free copy of these documents by calling or writing or e-mailing the Fund as shown below.  You also may call the toll free number given below to request other information about the Fund and to make shareholder inquiries.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC.  You can obtain information about the Public Reference Room by calling the SEC at (202) 942-8090.  Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov.  Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

AFBA

5Star

Fund, Inc.SM

AFBA 5Star Investment Management Company
909 N. Washington Street
Alexandria, Virginia 22314
1-800-243-9865
www.afba.com

Shareholder Inquiries 1-888-578-2733 A12-P10-01	Investment Company Act file numbers 333-20637 811-8035

AFBA 5STAR FUND, INC.

Consisting of:

AFBA 5STAR SCIENCE & TECHNOLOGY FUND
AFBA 5STAR SMALL CAP FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated _______, 2001

This Statement of Additional Information ("SAI") is not a Prospectus but should be read in conjunction with the current Prospectus of the Funds dated ________, 2001. To obtain a free copy of the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Fund toll-free at 1-800-243-9865.

FUND HISTORY

AFBA 5Star Fund, Inc. (the "Company") was organized as a Maryland corporation on January 9, 1997, and is currently operating six (6) separate investment portfolios: the AFBA 5Star Balanced Fund, AFBA 5Star Equity Fund, AFBA 5Star High Yield Fund, AFBA 5Star Science & Technology Fund, AFBA 5Star Small Cap Fund and AFBA 5Star USA Global Fund. This SAI relates only to the AFBA 5Star Science & Technology Fund and AFBA 5Star Small Cap Fund (hereafter, the "Funds").

INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISKS

Classification: The Company is classified and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is classified as diversified under the 1940 Act. These classifications mean that the assets of the Funds are invested in a diversified portfolio of securities and the Funds operate as mutual funds, allowing shareholders to buy and sell shares at any time (as described in the Prospectus).

Investment Strategies and Risks. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds. Each Fund's objectives and policies as described in this section will not be changed without approval of a majority of the Fund's outstanding shares.

AFBA 5Star Science & Technology Fund seeks long-term capital growth by investing at least 80% of its total assets in the equity securities of companies expected to benefit from the development, advancement, and use of science and technology. The Fund's objective may not be changed without approval of a majority of the outstanding securities of the Fund (as described below).

The Fund's principal investment strategy is to select stocks that the adviser believes have prospects for above average earnings based on intensive fundamental research. Holdings can range from small companies developing new technologies to blue chip firms with established track records of developing and marketing technology. Investments may also include companies that are likely to benefit from technological advances even if those companies are not directly involved in the specific research and development. Some of the industries likely to be included in the Fund are: electronics (including hardware, software and components); communications; E-commerce; information services; media; life sciences and healthcare; environmental services; chemicals and synthetic materials; and defense and aerospace.

AFBA 5Star Small Cap Fund seeks long-term capital growth by investing primarily in equity securities of small companies. Small companies are considered to be issuers with individual market capitalization of up to $1 billion, or issuers whose individual market capitalization would place them at the time of purchase in the lowest 20% total market capitalization of companies that have equity securities listed on a U.S. national securities exchange or trading on the NASDAQ systems. Based on current market conditions, the current target is issuers with individual market capitalization of $2 billion or less. Equity securities include common stock, preferred stock and securities convertible into common stock or preferred stock. The AFBA 5Star Small Cap Fund will normally invest in a broad array of securities, diversified in terms of companies and industries.

Cash Management.For purposes including, but not limited to, meeting redemptions and unanticipated expenses, the Funds may invest a portion of their assets in cash or high-quality, short term debt obligations readily changeable into cash. In addition, the Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes. Such high quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's Investment Service, Inc. (Moody's) and Standard & Poor's Corporation.

Repurchase Agreements.The Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the respective Fund.

The Funds will enter into repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Company. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of the net assets of a Fund.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss when the securities are sold. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Fund management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Convertible Securities. AFBA 5Star Small Cap Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Fund may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Fund upon conversion of a convertible security will generally be held for so long as the Advisor anticipates such stock will provide the Fund with opportunities that are consistent with the Fund’s investment objectives and policies.

Warrants. The AFBA 5Star Science and Technology Fund may invest in Warrants. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that the warrants are issued by the issuer of the security which may be purchased on their exercise. Whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Rights represent a preemptive right to purchase additional shares of stocks at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include generally, among other things, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws. A Fund’s illiquid investments may include privately placed securities that are not registered for sale under the Securities Act of 1933, as amended (the “1933 act”).

Covered Call Options. Each Fund is authorized to write (i.e. sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where the Fund in return for a premium gives another party a right to buy specified securities owned by the Fund at a specified future date and price set at the time of the contract. Covered call options are intended to serve as a partial hedge against any declining price of the underlying securities.

Up to 25% of a Fund's total assets may be subject to covered call options. By writing covered call options, a Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, a Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out a Fund's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Upon the termination of a Fund's obligation under a covered call option other than through exercise of the option, the Fund will realize a short-term capital gain or loss. Any gain realized by a Fund from the exercise of an option will be short- or long-term depending on the period for which the stock was held. The writing of covered call options creates a straddle that is potentially subject to the straddle rules, which may override some of the foregoing rules and result in a deferral of some losses for tax purposes.

Money Market Securities. Investments by the Funds in money market securities shall include government securities, commercial paper, bank certificates of deposit and repurchase agreements collateralized by government securities. Investment in commercial paper is restricted to companies in the top two rating categories by Moody's and Standard & Poor's.

Asset-Backed Securities. The AFBA 5Star Science & Technology Fund may invest in asset-backed securities. Asset-backed securities are collateralized by short maturity loans such as automobile receivables, credit card receivables, other types of receivables or assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization.

ADRs. The Funds may gain international exposure through investing in American Depositary Receipts (ADRs). ADRs, which are issued by domestic banks, are publicly traded in the United States and represent ownership in underlying foreign securities. The AFBA 5Star Science & Technology Fund does not intend to invest more than 5% in ADRs. Neither Fund intends to invest directly in foreign securities or foreign currencies.

Up to 25% of AFBA 5Star Small Cap Fund's total assets may be invested in ADRs. Most ADRs are traded on a U.S. stock exchange and can be sponsored or unsponsored. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

ADRs do not involve the same direct currency and liquidity risks as securities denominated in foreign currency. However, their value will generally be affected by currency fluctuations that alter the value of the security underlying the ADRs with respect to the U.S. dollar.

Small Capitalization Securities. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Investment in smaller company securities may involve greater price volatility than securities of larger, more established companies.

Fundamental Investment Policies and Restrictions. The following fundamental policies have been adopted by the Funds. These policies cannot be changed without the approval of a "majority of the outstanding voting securities." Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. In cases where the current legal or regulatory limitations are explained, such explanations are not part of the fundamental restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

In addition, each Fund will not:

(1) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowing exceeds 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow the Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(2) underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933;

(3) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein; or investing in securities that are secured by real estate or interests therein;

(4) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities;

(5) make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to brokers/dealers or institutional investors.

Non-Fundamental Investment Policies and Restrictions. In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, each Fund is subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

(1)             Other Investment Companies. The Funds are permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, the Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

(2)             The Funds may not invest more than 15% of its net assets in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; and

(3)             The Funds will not borrow for the purpose of leveraging its investments. In this regard, a Fund will not purchase portfolio securities when borrowings exceed 5% of its total assets.

Temporary Defensive Position. The Funds may invest up to 100% of their respective assets in such securities for temporary, emergency purposes. Such high quality, short-term obligations include: money market securities, commercial paper, bank certificates of deposit, and repurchase agreements collateralized by government securities. Investments in commercial paper are restricted to companies in the top two short-term rating categories by Moody's Investment Service, Inc. (Moody's) and Standard & Poor's Corporation.

MANAGEMENT OF AFBA 5STAR FUND, INC.

Directors and Officers. The Funds are managed by AFBA 5Star Investment Management Company subject to the supervision and control of the Board of Directors of the Company. The following lists the officers and directors of the Funds, their age, address and principle occupations for the past 5 years.

Name, Age and Address	Position(s) with the Company	Principal Occupation(s) During Past Five Years

*Lieutenant General C.C. Blanton, USAF (Ret.) (71) 909 North Washington Street Alexandria, Virginia 22314	Chairman and Director

President, Chief Executive Officer, Armed Forces Benefit Association; Chairman, 5Star Financial Company; Chairman, 5Star Bank; Chairman, 5Star Life Insurance Company; Chairman, AFBA 5Star Investment Management Company.

*John A. Johnson (64) 909 North Washington Street Alexandria, Virginia 22314	President and Director

President, Chief Executive Officer, Director, 5Star Financial Company; President, Chief Executive Officer, Director, AFBA 5Star Investment Management Company; 5Star Administrators, Inc.; and AFBA 5Star Securities Company;formerly, President and Chief Executive Officer, 5Star Life Insurance Company.

*John C. Kornitzer (55) 5420 W. 61st Place Shawnee Mission, KS 66205-3084	Director	President, Kornitzer Capital Management, Inc; formerly Vice President of Investments, Employers Reinsurance Corp.

General Monroe W. Hatch, Jr., USAF (Ret.) (67) 8210 Thomas Ashleigh Lane Clifton, Virginia, 20124	Director	President, Professional Services, Consultant to Industry; formerly, Executive Director, Air Force Association.

General Louis C. Wagner, Jr., USA (Ret.) (69) 6309 Chaucer Lane AlexandriaVirginia 22304	Director	Private Consultant

Brigadier General Henry J. Sechler , USAF (Ret.) (69) 3190 Fairview Park Drive Falls Church, Virginia 22030	Director	Retired since 1997; formerly, Vice President, General Dynamics Corp.

Kimberley E. Wooding (33) 909 North Washington Street Alexandria, Virginia 22314	CFO and Treasurer

Executive Vice President and Chief Financial Officer, 5Star Life Insurance Company, AFBA 5Star Investment Management Company and AFBA 5Star Securities Company; formerly, Manager, Price Waterhouse, LLP.

Michael E. Houchins (31) 909 North Washington Street Alexandria, Virginia 22314	Vice President and Secretary	Vice President and Controller of 5Star Life Insurance Company and AFBA 5Star Investment Management Company; formerly, Auditor, PricewaterhouseCoopers LLP.

Andrew J. Welle (34) 909 North Washington Street Alexandria, Virginia 22314	Vice President	Vice President of AFBA 5Star Securities Company. Director for Distribution, AFBA 5Star Investment Management Company.

Lorraine J. Lennon (40) 909 North Washington Street Alexandria, Virginia 22314	Vice President Compliance

Vice President of Compliance for 5Star Life Insurance Company, AFBA 5Star Investment Management Company and AFBA 5Star Securities Company; formerly Chief Compliance Officer, Banner Life Insurance Company and Banner Financial Services Group.

Jeffrey C. Sandefur (56) 909 North Washington Street Alexandria, Virginia 22314	Assistant Secretary	Sr. Vice President, Marketing, 5Star Financial Company, 5Star Bank and 5Star Life Insurance Company.

John R. Moorman (31) 909 North Washington Street Alexandria, Virginia 22314	Assistant Vice President	Distribution Manager, AFBA 5Star Investment Management Company

Stephanie M. Bowers (30) 909 North Washington Street Alexandria, Virginia 22314	Assistant Vice President, Compliance	Distribution Manager, AFBA 5Star Investment Management Company.

Mary Jane Maloney (43) PFPC Inc. 400 Bellevue Parkway Wilmington, DE 19809	Assistant Secretary	Vice President, PFPC Inc.

Joel Weiss (38) PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809	Assistant Treasurer	Managing Director, Fund Accounting and Administration, PFPC Inc.

David Castaldi (35) PFPC Inc. 103 Bellevue Parkway Wilmington, DE 19809	Assistant Treasurer	Director, Fund Accounting and Administration, PFPC Inc.

* Directors who are interested persons as that term is defined in the 1940 Act.

Compensation. None of the officers or directors are paid by the Funds for their normal duties and services. Their compensation and expenses arising out of normal operations will be paid by the Manager under the provisions of the Management Agreement.

Messrs. Hatch, Sechler and Wagner have no financial interest in, nor are they affiliated with AFBA 5Star Investment Management Company, PFPC Distributors, Inc. or Kornitzer Capital Management, Inc.

Code of Ethics. The Funds, their investment adviser and sub-adviser have adopted a code of ethics, as required by Rule 17j-1 under the 1940 Act. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures. Each Code of Ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission. The Funds have an Audit Committee, which assists the Board of Directors in fulfilling its duties relating to each Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Directors and the independent auditors. The Audit Committee is comprised of Messrs. Hatch, Sechler and Wagner, the Funds' Independent Directors. The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Fund's procedure for internal auditing, and reviewing the Funds' system of internal accounting controls.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons. There were no control persons of the Funds as of the date of this SAI. Persons or organizations beneficially owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" a Fund. As a result, those persons or organizations could have the ability to vote a majority of the shares of a Fund on any matter requiring the approval of the shareholders of that Fund.

Principal Holders. There were no principal holders of shares of the Funds as of the date of this SAI. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities.

Management Ownership. The officers and directors as a group own less than 1% of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

Manager and Sub-Adviser. AFBA 5Star Investment Management Company acts as manager of the Funds and is a registered investment adviser under the Investment Advisers Act of 1940. It organized the Funds in 1997 and employs at its own expense Kornitzer Capital Management, Inc. to serve as the sub-adviser to the Funds.

For its services as manager, the Funds pay AFBA 5Star Investment Management Company a fee at the annual rate of 0.80% of average daily net assets. From these management fees AFBA 5Star Investment Management Company pays all the Funds' expenses except those directly payable by the Funds. For instance, from these management fees AFBA 5Star Investment Management Company pays Kornitzer Capital Management, Inc. a fee of 33/100 of 1% (.33%).

Kornitzer Capital Management, Inc. was founded in 1989 and is a private investment research and counseling organization serving individual, corporate and other institutional clients. Kornitzer Capital Management, Inc. also serves as investment adviser to the Buffalo Group of Mutual Funds.

Each Fund shall bear the following expenses: the cost of personnel as shall be necessary to carry out its normal operations; fees of the independent Directors, the custodian, the independent public accountant and legal counsel; rent; the cost of a transfer and dividend disbursing agent or similar in-house services; bookkeeping; accounting and all other clerical and administrative functions as may be reasonable and necessary to maintain the Fund's records and for it to operate as an open-end management investment company; any interest, taxes, dues, fees and other charges of governments and their agencies including the cost of qualifying the Fund's shares for sale in any jurisdiction, brokerage commissions, or any other expenses incurred by it which are not assumed in the Management Agreement by the Manager.

In addition, on _____, AFBA 5Star Investment Management Company entered into a contractual agreement whereby it agreed to waive fees and/or pay expenses of the Funds to the extent necessary to limit each Fund's Total Annual Fund Operating Expenses to no more than 1.08% of average annual net assets for a period of at least three years.

Administration and Accounting Services. Under a separate Administration and Accounting Services Agreement, PFPC Inc. ("PFPC") located at 400 Bellevue Parkway, Wilmington, Delaware 19809, performs certain administrative and accounting services for the Funds. These services include preparing shareholder reports, providing statistical data and preparing and filing federal and state tax returns on behalf of the Funds. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Funds. The accounting services performed by PFPC include determining the Net Asset Value ("NAV") per share of each Fund and maintaining records relating to the securities transactions of each Fund. The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement.

Additional Service Providers

Independent Auditors. The Funds' financial statements are audited by independent auditors approved by the directors each year, and in years in which an annual meeting is held the directors may submit their selection of independent auditors to the shareholders for ratification. PricewaterhouseCoopers LLP, 250 W. Pratt Street, Suite 2100, Baltimore, MD 21201-2304 is the auditor for the Funds.

Custodian. PFPC Trust Company, 8800 Tinicum Boulevard, 3rd Floor, Suite 200, Philadelphia, PA 19153, serves as the custodian.

Transfer Agent. PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809-0001, serves as the Transfer Agent and Dividend Paying Agent.

Distribution of Shares and Rule 12b-1 Plan

Pursuant to an Underwriting Agreement (the "Underwriting Agreement"), PFPC Distributors, Inc. ("PFPC Distributors"), located at 3200 Horizon Drive, King of Prussia, PA 19406, serves as the distributor of the Funds' shares. The terms of the Underwriter Agreement grant PFPC Distributors the right to sell the shares of the Funds as agent for the Funds. Shares of the Funds are offered continuously.

Under the terms of the Underwriting Agreement, PFPC Distributors agrees to use all reasonable efforts to secure purchasers for shares of the Funds and to pay expenses of printing and distributing prospectuses, statements of additional information and reports prepared for use in connection with the sale of the Funds' shares and any other literature and advertising used in connection with the offering, out of the compensation it receives pursuant to the Funds' Distribution Plan for its Class B Shares and Class C Shares, each of which have been adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Rule 12b-1 Plans"). PFPC Distributors receives no underwriting commissions or Rule 12b-1 fees in connection with the sale of the Class A shares of the Funds.

The Underwriting Agreement provides that PFPC Distributors, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under each agreement, will not be liable to any of the Funds or its shareholders for losses arising in connection with the sale of shares of the Funds.

The Underwriting Agreement for the Funds' shares became effective as of January 1, 2001 and continues in effect for a period of two years. Thereafter, the Underwriting Agreement may continue in effect for successive annual periods provided such continuance is approved at least annually by a majority of the directors, including a majority of the non-interested directors.

The Underwriting Agreement terminates automatically in the event of an assignment, and is terminable without payment of any penalty with respect to a Fund (i) (by vote of a majority of the directors of the Company who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of any Rule 12b-1 Plan of the Funds or any agreements related to such plan, or by vote of a majority of the outstanding voting securities of the applicable Fund) on sixty (60) days' written notice to PFPC Distributors; or (ii) by PFPC Distributors on sixty (60) days' written notice to the Company.

PFPC Distributors will be compensated for distribution services according to the Rule 12b-1 Plans, regardless of PFPC Distributors' expenses. The Rule 12b-1 Plans provide that PFPC Distributors will be paid for distribution activities such as public relations services, telephone services, sales presentations, media charges, preparation, printing and mailing advertising and sales literature, data processing necessary to support a distribution effort and printing and mailing of prospectuses to prospective shareholders. Additionally, PFPC Distributors may pay certain financial institutions such as banks or broker-dealers who have entered into servicing agreements with PFPC Distributors and other financial institutions for distribution and shareholder servicing activities.

The Class B Plan further provides that monthly payments shall be made in the amount of 0.75% per annum of the Class B shares' average net assets as compensation for PFPC Distributors' role in the distribution of a Fund's Class B shares. The Class C Plan provides that monthly payments shall be made in the amount of 0.75% per annum of the average daily net assets to a Fund's Class C shares (or such lesser amount as may be established by a majority of the Board of Directors, including a majority of the non-interested directors) as compensation for PFPC Distributors' role in the distribution of a Fund's Class C shares.

Under the Class B Plan and Class C Plan, if any payments made by the adviser out of its advisory fee, not to exceed the amount of that fee, to any third parties (including banks), including payments for shareholder servicing and transfer agent functions, were deemed to be indirect financing by a Fund of the distribution of its shares, such payments are authorized. A Fund may execute portfolio transactions with and purchase securities issued by depository institutions that receive payments under the Class B Plan or Class C Plan. No preference for instruments issued by such depository institutions is shown in the selection of investments.

When purchasing Class A shares, a sales charge will be incurred at the time of purchase (a "front-end load") based on the dollar amount of the purchase. The maximum initial sales charge is 5.50%, which is reduced for purchases of $50,000 and more. Sales charges also may be reduced by using the accumulation privilege described under "Sales Charge Reductions and Waiver" in the Prospectus. Although purchases of $1,000,000 or more may not be subject to an initial sales charge, if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.00% if the shares are redeemed within one year after purchase.

Part of the front-end sales charge is paid directly to the selling broker-dealer (the "dealer reallowance"). The remainder is retained by the distributor and may be used either to promote the sale of each of the Fund's shares or to compensate PFPC Distributors for its efforts to sell the shares of each Fund.

Your Investment	As a Percentage of Offering Price	As a Percentage of Your Investment	Dealer Reallowance as a Percentage of Offering Price
$50,000 and less	5.50%	5.82%	5.00%
$50,000 up to $150,000	4.50%	4.71%	3.75%
$150,000 up to $250,000	3.50%	3.63%	2.75%
$250,000 up to $500,000	2.50%	2.56%	2.00%
$500,000 up to $1,000,000	2.00%	2.04%	1.50%
Over $1,000,000	0.00%	0.00%	0.00%

BROKERAGE ALLOCATION AND OTHER PRACTICES.

Decisions to buy and sell securities for the Funds are made by AFBA 5Star Investment Management Company, Inc. pursuant to recommendations by Kornitzer Capital Management, Inc. Officers of the Funds and AFBA 5Star Investment Management Company, Inc. are generally responsible for implementing and supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or price of the securities. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

The level of brokerage commissions generated by a Fund is directly related to the number and size of buy and sell transactions into which the Fund enters. The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the manager's interpretation of the market or economic environment, etc. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the respective Fund, when acting on its behalf, as well as for any research or other services provided to the respective Fund. The Funds may execute a substantial portion of the portfolio transactions through brokerage firms which are members of the New York Stock Exchange or through other major securities exchanges. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds will not normally pay a higher commission rate to broker-dealers providing benefits or services to it than it would pay to broker-dealers who did not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by the Boards of Directors of the Funds.

It is not the Funds' practice to allocate brokerage or principle business on the basis of sales of their shares which may be made through such firms. However, they may place portfolio orders with qualified broker-dealers who recommend the Funds to their clients, or who act as agent in the purchase of the Funds' shares for their clients.

Research services furnished by broker-dealers may be useful to the Funds' manager and its investment counsel in serving other clients, as well as the respective Funds. Conversely, the Funds may benefit from research services obtained by the manager or its investment counsel from the placement of portfolio brokerage of other clients.

When the manager in its fiduciary duty believes it to be in the best interest of the shareholders, the Funds may join with other clients of the manager and its investment counsel in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed among the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

CAPITAL STOCK AND OTHER SECURITIES

Each Fund is a series of the AFBA 5Star Fund, Inc. and was organized in the State of Maryland on June ______, 2001. With respect to the Funds, the Company issues four separate classes of shares; Institutional Class, Class A, Class B and Class C. The shares of each Fund, when issued and paid for in accordance with its prospectus, will be legally outstanding, fully paid and non-assessable shares, with equal voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

The separate classes of shares each represent interests in the same portfolio of investments, have the same rights and are identical in all respects, except that Class B and Class C shares bear Rule 12b-1 distribution expenses and shareholder service fees of 0.75% and 0.25% of the average net assets of the respective Class B and Class C shares and have exclusive voting rights with respect to the Rule 12b-1 Plan pursuant to which the Rule 12b-1 fee may be paid. Each Class except the Institutional Class bears a shareholder service fee of 0.25% of the average net assets of the Class. The net income attributable to a class of shares and the dividends payable on such shares will be reduced by the amount of any shareholder service or Rule 12b-1 fees; accordingly, the net asset value of Class A, Class B and Class C shares will be reduced by such amount to the extent a Fund has undistributed net income.

Shares of a Fund entitle holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. Each Fund and class takes separate votes on matters affecting only that Fund or class. For example, a change in the fundamental investment policies for a Fund would be voted upon only by shareholders of that Fund.

All shares issued by each portfolio within the Fund are of same class with like rights and privileges as other shares issued by the same portfolio. Each full and fractional share, issued and outstanding, has (1) equal voting rights with respect to matters that affect the Funds, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting Shares of the Fund have non-cumulative voting rights, which means that the holders of 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Fund will not hold annual meetings except as required by the Investment Company Act of 1940 and other applicable laws. Under Maryland law, a special meeting of shareholders of the Fund must be held if the Fund receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting.

The Fund has undertaken that its Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of the Fund.

PURCHASING AND SELLING SHARES

Purchases. We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not completed properly as described in the prospectus. If you use the services of any other broker to purchase or redeem shares of the Fund, that broker may charge you a fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Fund.

By Mail: You or your financial intermediary may purchase shares by sending a check drawn on a U.S. bank payable to AFBA 5Star Fund, along with a completed application. If a subsequent investment is being made, the check should also indicate your Fund account number. When you make purchases by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any losses or fees incurred in that transaction. Send the check and application to:

Regular mail:	Overnight mail:
AFBA 5Star Funds	AFBA 5Star Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 61503	211 S. Gulph Road
King of Prussia, PA 19406	King of Prussia, PA 19406

By Wire: You may purchase shares by wiring federal funds readily available. Please call PFPC at (888) 578-2733 for instructions and to make specific arrangements before making a purchase by wire, and if making an initial purchase, to also obtain an account number.

Annual Statements. Each investment is confirmed by a year-to-date statement which provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account which provides necessary tax information. A duplicate copy of a past annual statement is available from PFPC Inc. at its cost, subject to a minimum charge of $5 per account, per year requested.

The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.

Sales (Redemptions). We will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. We cannot process transaction requests that are not properly completed. We must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued.

You or your financial intermediary may sell your shares on any Business Day as described below. A Business Day is any day that both the New York Stock Exchange and PFPC Inc., the Transfer Agent, are open for business. Redemptions are effected at the NAV next determined after the Transfer Agent has received your redemption request. It is the responsibility of your financial intermediary to transmit redemption orders and credit your account with redemption proceeds on a timely basis. Redemption checks are mailed on the next Business Day following receipt by the Transfer Agent of redemption instructions, but never later than 7 days following such receipt. Amounts redeemed by wire are normally wired on the date of receipt of redemption instructions (if received by the Transfer Agent before 4:00 p.m. Eastern time), or the next Business Day (if received after 4:00 p.m. Eastern time, or on a non-Business Day), but never later than 7 days following such receipt.

By Mail: If you redeem your shares by mail, you should submit written instructions with a "signature guarantee." A signature guarantee verifies the authenticity of your signature. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution, which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions, which are not participating in one of these programs will not be accepted. You can obtain one from most banking institutions or securities brokers, but not from a Notary Public. You must indicate the Fund name, your account number and your name. The written instructions and signature guarantee should be mailed to:

Regular mail:	Overnight mail:
AFBA 5Star Funds	AFBA 5Star Funds
c/o PFPC Inc.	c/o PFPC Inc.
P.O. Box 61503	211 S. Gulph Road
King of Prussia, PA 19406	King of Prussia, PA 19406

By Telephone: If you prefer to redeem your shares by telephone you may elect to do so. However, there are certain risks. Each Fund has certain safeguards and procedures to confirm the identity of callers and to confirm that the instructions communicated are genuine. If such procedures are followed, you will bear the risk of any losses.

By Wire: Redemption proceeds may be wired to your predesignated bank account in any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Proceeds may also be mailed to your bank or, for amounts of $10,000 or less, mailed to your Fund account address of record if the address has been established for at least 60 days. In order to authorize the Transfer Agent to mail redemption proceeds to your Fund account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Fund account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to change the account designated to receive redemption proceeds should be accompanied by a guarantee of the shareholder's signature by an eligible institution. A signature and a medallion signature guarantee are required for each person in whose name the account is registered. Further documentation will be required to change the designated account when a corporation, other organization, trust, fiduciary or other institutional investor holds the Fund shares.

Additional Purchase and Redemption Policies. We reserve the right to:

  Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Fund's special investment programs.
  Cancel or change the telephone investment service, the telephone/telegraph exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and its investors.
  Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.
  Begin charging a fee for the telephone/telegraph service and to cancel or change the service upon 60 days written notice to you.
  Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.
  Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders. We may waive the signature guarantee requirement if you authorize the telephone/telegraph redemption method at the same time you submit the initial application to purchase shares.
  Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if we have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.
  If shares to be redeemed represent a recent investment made by check, the Funds reserve the right not to make the redemption proceeds available until there are reasonable grounds to believe that the check has been collected (which could take up to 10 days).
  To ensure proper authorization before redeeming Fund shares, the Transfer Agent may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and waivers of tax required in some states when settling estates.
  When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within 7 days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Funds will act as quickly as possible to minimize delay.

The value of shares redeemed may be more or less than your cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to you, and the proceeds of a redemption may be subject to backup withholding.

Your right to redeem shares and to receive payment therefore may be suspended when (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Fund's securities or to determine the value of the Fund's net assets, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the Fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b), (c) or (d) exists. In case of such suspension, shareholders of the Fund may withdraw their requests for redemption or may receive payment based on the net asset value of the Fund next determined after the suspension is lifted.

Each Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by each Fund and valued in the same way as they would be valued for purposes of computing the net asset value of each Fund. If payment is made in securities, you may incur transaction expenses in converting these securities into cash. Each Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of that particular Fund during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.

How Share Price is Determined. Each Fund values its assets based on current market values when such values are readily available. These prices normally are supplied by a pricing service. Securities that do not have a readily available current market value are valued a fair value as determined under the direction of the Board of Directors.

PFPC Inc. determines the NAV per share of each Fund as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time), on each Business Day (a day that the Exchange, PFPC Inc. and the Philadelphia branch of the Federal Reserve Bank are open for business). The NAV is calculated by adding the value of all securities and other assets in each Fund, deducting its liabilities and dividing the balance by the number of outstanding shares in the Fund.

Shares will not be priced on those days the Funds are closed. As of the date of this SAI, those days are:

New Year's Day Martin Luther King, Jr. Day Presidents' Day Good Friday	Memorial Day Independence Day Labor Day Columbus Day	Veterans Day Thanksgiving Day Christmas Day

DISTRIBUTIONS AND TAXES

2001 Tax Act. On June 7, 2001, President Bush signed into law the Economic Growth and Tax Relief Reconciliation Act of 2001 (the Tax Act). The Tax Act includes provisions that significantly reduce individual income tax rates, provide for marriage penalty relief, eliminate current phase-outs of the standard deduction and personal exemptions, provide for additional savings incentives for individuals (generally by increasing the maximum annual contribution limits applicable to retirement and education savings programs), and provide for limited estate, gift and generation-skipping tax relief. While these provisions have an important tax impact on individual investors in a Fund, their impact on the Fund itself are limited (as is discussed in the paragraphs to follow).

Distributions of net investment income. A Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, any income dividends the Fund pays are taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. A Fund may realize capital gains and losses on the sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in a Fund. Any net capital gains realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on a Fund.

Taxation of five year gains.

  Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from a Fund’s sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. A Fund will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.
  Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% brackets when these brackets are fully phased-in in the year 2006), capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund’s sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

Information on the amount and tax character or distributions. A Fund will inform you of the amount of your income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. It has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December), but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different AFBA 5Star Fund, the IRS will require you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares. All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares you buy.

Taxation of five year gains.

  Shareholders in the 10 and 15% federal brackets. If you are in the 10 or 15% individual income tax bracket, gains from the redemption of your Fund shares are generally subject to a maximum rate of tax of 10%. However, if you have held your shares for more than five years, these gains are subject to a maximum rate of tax of 8%.
  Shareholders in higher federal brackets. If you are in a higher individual income tax bracket (for example, the 25%, 28%, 33% or 35% brackets when these brackets are fully phased-in), any gains from the redemption of your Fund shares are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any gains from the redemption of Fund shares purchased after January 1, 2001, and held for more than five years will be subject to a maximum rate of tax of 18%. You may, however, elect to mark your Fund shares to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

U.S. government obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that all of the Funds except AFBA 5Star High Yield Fund anticipate that some percentage of the dividends they pay will qualify for the dividends-received deduction. Qualifying dividends generaly are limited to dividends of domestic corporations. You will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on them. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for this treatment. All dividends (including the deducted portion) must be included in your calculation of alternative minimum taxable income.
Investment in complex securities. A Fund may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. A Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Fund from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of each Fund's shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Fund's operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n   =  ER
Where: P  =  a hypothetical initial payment
             of $1,000
       T  =  average annual total return
       n  =  number of years
     ERV  =  Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5 or 10 year (or other)
             periods at the end of the 1, 5 or 10 year (or other) periods
             (or fractional portions thereof).

From time to time, the Funds may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

                        Where:

a =       dividends and interest earned during the period
b =      expenses accrued for the period (net of reimbursements)
c =       the average daily number of shares outstanding during the period that were entitled to receive dividends
d =      the maximum offering price per share on the last day of the period.

Performance Comparisons. In advertisements or in reports to shareholders, a Fund may compare its performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, it may compare its performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The Fund may compare its performance to the Standard & Poor's 500 Stock Index (S&P 500), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the Russell 2000 Index, a small company stock index, or the Consumer Price Index.

Performance rankings, recommendations, published editorial comments and listings reported in Money, Barron's, Kiplinger's Personal Finance Magazine, Financial World, Forbes, U.S. News & World Report, Business Week, The Wall Street Journal, Investors Business Daily, USA Today, Fortune and Stanger's may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from Morningstar Mutual Funds, Personal Finance, Income and Safety, The Mutual Fund Letter, No-Load Fund Investor, United Mutual Fund Selector, No-Load Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service and Donoghue's Mutual Fund Almanac.

FINANCIAL STATEMENTS

The Funds are new, therefore there are no financial statements. Unaudited reports to shareholders will be published at least semi-annually.

FIXED INCOME SECURITIES
DESCRIBED AND RATINGS

Description of Bond Ratings:

Standard & Poor's Corporation (S&P).

AAA  Highest Grade. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

AA    High Grade. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

A       Upper-medium Grade. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominately reflect money rates in their market behavior but, to some extent, also economic conditions.

BBB  Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service, Inc. (Moody's).

Aaa   Best Quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     High Quality by All Standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

A       Upper-medium Grade. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa   Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba     Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B       Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa   Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca     Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Description of Commercial Paper Ratings:

Moody's . . . Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

Prime - 1 Highest Quality

Prime - 2 Higher Quality

Prime - 3 High Quality

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)  evaluation of the management of the issuer;

(2)  economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;

(3)  evaluation of the issuer's products in relation to competition and customer acceptance;

(4)  liquidity;

(5)  amount and quality of long-term debt;

(6)  trend of earnings over a period of ten years;

(7)  financial strength of a parent company and relationships which exist with the issuer; and

(8)  recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P . . .Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

A       Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1    This designation indicates that the degree of safety regarding timely payment is very strong.

A-2    Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as over-whelming.

A-3    Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B       Issues rated "B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D       This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

                                  AFBA 5STAR FUND, INC.

                                         PART C

                                   OTHER INFORMATION

ITEM 23.     EXHIBITS.
     (a)(1)  Articles of Incorporation as filed with the State of Maryland on January 9, 1997 are incorporated herein by reference to Post-Effective Amendment No. 3 to
             Registrant's Registration Statement on Form N-1A as filed with the Securities and
             Exchange Commission (the "SEC") on June 1, 1999 ("PEA No. 3").

     (a)(2)  Articles Supplementary as filed with the State of Maryland on April 4, 1997 are incorporated herein by reference to PEA No. 3.
     (a)(3)  Articles of Amendment as filed with the State of Maryland on October 16, 2000 are incorporated herein by reference to Post-Effective Amendment No. 4 to Registration
             Statement on Form N-1A as filed with the SEC via EDGAR on March 23, 2001 ("PEA No. 5").

     (b)     By-Laws are incorporated herein by reference to PEA No. 3.

     (c)     Specimen copies of securities of the Registrant are incorporated herein by reference to PEA No. 3.
     (d)(1)  Form of Management Agreement between AFBA Investment Management Company and AFBA
             5Star Fund, Inc. is incorporated herein by reference to Post-Effective Amendment
             No. 8 to Registration Statement on Form N-1A as filed with the SEC via EDGAR on
             May 31, 2001 ("PEA No. 8").

     (d)(2)  Form of Sub-Advisory Agreement between AFBA Investment Management Company and
             Kornitzer Capital Management, Inc. is incorporated herein by reference to
             PEA No. 8.

     (e)     Underwriting Agreement between PFPC Distributors, Inc. and ABFA 5Star Fund, Inc.
             dated December 18, 2000 is incorporated herein by reference to PEA No. 5.

     (f)     Not Applicable.

     (g)     Custodian Agreement between PFPC Trust Company and AFBA 5Star Fund, Inc. dated
             December 18, 2000 is incorporated herein by reference to PEA No. 5.

     (h)(1)  Transfer Agency Agreement between PFPC Inc. and AFBA 5Star Fund, Inc. dated
             December 18, 2000 is incorporated herein by reference to PEA No. 5.

     (h)(2)  Administration and Accounting Services Agreement between PFPC Inc. and AFBA
             5Star Fund, Inc. dated December 18, 2000 is incorporated herein by reference to
             PEA No. 5.

     (i)     None

     (j)     None

     (k)     Not Applicable.

     (l)     Not Applicable.

     (m)(1)  Form of Rule 12b-1 Plan Distribution Plan for Class B shares is incorporated herein by reference to PEA No. 5.

     (m)(2)  Form of Rule 12b-1 Plan Distribution Plan for Class C shares is incorporated herein by reference to PEA No. 5.
     (m)(3)  Form of Shareholder Service Plan pursuant to Rule 12b-1 is incorporated herein by reference to PEA No. 5
     (n)     Form of Rule 18f-3 Plan is incorporated herein by reference to PEA No. 5.

     (p)(1)  The Code of Ethics of AFBA 5Star Investment Management Company is incorporated herein by reference to Post-Effective Amendment No. 4 5o Registrant's
             Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 2000
             ("No. 4").

     (p)(2)  The joint Code of Ethics of the Registrant and the former underwriter is incorporated herein by reference to PEA No. 4.

     (p)(3)  The Code of Ethics of the sub-adviser for each Fund, Kornitzer Capital
             Management, Inc. is incorporated herein by reference to PEA No. 4.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25.     INDEMNIFICATION.

Under the terms of the Maryland General Corporation Law and the Registrant's Articles of
Incorporation and By-Laws, the Registrant shall indemnify any persons who was or is a director, officer or employee of the Registrant to the maximum extent permitted by the Maryland General
Corporation Law; provided, however, that any such indemnification (unless ordered by a court)
shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper under the circumstances.  Such determination shall be made:

             (i)  by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings,
                  or

             (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

No indemnification will be provided by the Registrant to any director or officer of the
Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of AFBA 5Star Investment Management Company and Kornitzer Capital
Management, Inc. is the provision of investment management services to individuals and businesses.

Information as to the directors and principal executive officers of AFBA 5Star Investment
Management Company is included in its Form ADV filed with the SEC (File No. 801-54247) as filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Information as to the directors and principal executive officers of Kornitzer Capital Management, Inc. is included in its Form ADV filed with the SEC (File No. 801-34933) as filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

ITEM 27.     PRINCIPAL UNDERWRITER.

     (a)     PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of June 6, 2001:

    Alleghany Funds
    Columbia Common Stock Fund, Inc.
    Columbia Growth Fund, Inc.
    Columbia International Stock Fund, Inc.
    Columbia Special Fund, Inc.
    Columbia Small Cap Fund, Inc.
    Columbia Real Estate Equity Fund, Inc.
    Columbia Balanced Fund, Inc.
    Columbia Daily Income Company
    Columbia U.S. Government Securities Fund, Inc.
    Columbia Fixed Income Securities Fund, Inc.
    Columbia Municipal Bond Fund, Inc.
    Columbia High Yield Fund, Inc.
    Columbia National Municipal Bond Fund, Inc.
    Columbia Strategic Value Fund, Inc.
    Columbia Technology Fund, Inc.
    Deutsche Asset Management VIT Funds
    Forward Funds, Inc
    The Galaxy Fund
    The Galaxy VIP Fund
    Galaxy Fund II
    GAMNA Series Funds, Inc.
    Harris Insight Funds Trust
    Hillview Investment Trust II
    International Dollar Reserve Fund I, Ltd.
    Kalmar Pooled Investment Trust
    LKCM Funds
    Matthews International Funds
    McM Funds
    Metropolitan West Funds
    New Covenant Funds, Inc.
    Pictet Funds
    The RBB Fund, Inc.
    Robertson Stephens Investment Trust
    RWB/WPG U.S. Large Stock Fund
    Stratton Growth Fund, Inc.
    Stratton Monthly Dividend REIT Shares, Inc.
    The Stratton Funds, Inc.
    Tomorrow Funds Retirement Trust
    Trainer, Wortham First Mutual Funds
    Undiscovered Managers Funds
    Weiss, Peck & Greer Funds Trust
    Weiss, Peck & Greer International Fund
    Whitehall Funds Trust
    Wilshire Target Funds, Inc.
    WPG Growth and Income Fund
    WPG Tudor Fund
    WT Investment Trust

             Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

    BlackRock Provident Institutional Funds
    BlackRock Funds, Inc.

             Distributed by Northern Funds Distributors, LLC., a wholly owned subsidiary of PFPC Distributors, Inc.:

    Northern Funds Trust
    Northern Institutional Funds Trust

             Distributed by Offit Funds Distributor, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

    The Offit Investment Fund, Inc
    The Offit Variable Insurance Fund, Inc.

             Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

    ABN AMRO Funds

             PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities
             Dealers.  PFPC Distributors, Inc. is located at 3200 Horizon Drive,
             King of Prussia, Pennsylvania 19406.

     (b)     The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

    Robert Crouse           - Director

    Susan Keller            - Director

    Michael DeNofrio        - Chairman, President and Chief Executive Officer, Director

    Bruno DiStefano         - Vice President

    Susan K. Moscaritolo    - Vice President

    Elizabeth T. Holtsbery  - Vice President

    Lisa Colon              - Vice President

    Rita G. Adler           - Chief Compliance Officer

    Christine A. Ritch      - Chief Legal Officer, Secretary and Clerk

    Bradley A. Stearns      - Assistant Secretary and Assistant Clerk

    John L. Wilson          - Assistant Secretary and Assistant Clerk

    Douglas D. Castagna     - Controller

    Craig D. Stokarski      - Treasurer

     (c)     Not applicable.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3)
promulgated thereunder, is in the physical possession of PFPC Inc., at 400 Bellevue Parkway, Wilmington, DE 19809.

ITEM 29.     MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30.     UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment
Company Act of 1940, as amended.

                                          SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the
Investment Company Act of 1940, as amended, the Registrant has duly caused this
Post-Effective Amendment No. 10 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Alexandria and State of Virginia, on the 12th  day of July, 2001.

                                                                   AFBA 5STAR FUND, INC

                                                                   /s/  John A. Johnson
                                                                   John A. Johnson
                                                                   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration
Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                   Title                              Date

/s/  C.C. Blanton                 Chairman and Director               July 12, 2001
C.C. Blanton

/s/  John A. Johnson             President and Director               July 12, 2001
John A. Johnson

/s/  Monroe W. Hatch, Jr.                 Director                       July 12, 2001
Monroe W. Hatch, Jr.*

/s/  John C. Kornitzer                   Director                       July 12, 2001
John C. Kornitzer*

/s/  Henry J. Sechler                   Director                       July 12, 2001
Henry J. Sechler*

/s/  Louis C. Wagner, Jr.                 Director                       July 12, 2001
Louis C. Wagner, Jr.*

/s/  Kimberley E. Wooding     Principal Accounting Officer, Chief
Kimberley E. Wooding            Financial Officer and Treasurer        July 12, 2001

*By:  /s/  C.C. Blanton      Attorney-in-Fact (Pursuant to Power of
C.C. Blanton                       Attorney previously filed.)